                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: July 31*
-------------------------------------------------------------------------------

                    Date of reporting period: January 31, 2007
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant:
  MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                       MFS(R) NEW ENDEAVOR FUND


LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
EXPENSE TABLE                                               3
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    5
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        11
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    14
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        15
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       16
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              26
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              36
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      36
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             36
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------


                                                                        1/31/07
                                                                        NEF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.3%
              Cash & Other Net Assets                     1.7%

              TOP TEN HOLDINGS

              Owens-Illinois, Inc.                        2.4%
              ------------------------------------------------
              Sauer-Danfoss, Inc.                         2.4%
              ------------------------------------------------
              UTi Worldwide, Inc.                         2.1%
              ------------------------------------------------
              MSC Industrial Direct Co., Inc., "A"        2.0%
              ------------------------------------------------
              ITT Educational Services, Inc.              1.9%
              ------------------------------------------------
              NICE Systems Ltd., ADR                      1.7%
              ------------------------------------------------
              Dresser-Rand Group, Inc.                    1.6%
              ------------------------------------------------
              Quanta Services, Inc.                       1.5%
              ------------------------------------------------
              Affiliated Managers Group, Inc.             1.5%
              ------------------------------------------------
              Rockwell Automation, Inc.                   1.5%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         16.9%
              ------------------------------------------------
              Technology                                 14.6%
              ------------------------------------------------
              Industrial Goods & Services                11.1%
              ------------------------------------------------
              Health Care                                10.4%
              ------------------------------------------------
              Energy                                      7.9%
              ------------------------------------------------
              Retailing                                   7.5%
              ------------------------------------------------
              Special Products & Services                 7.3%
              ------------------------------------------------
              Basic Materials                             4.6%
              ------------------------------------------------
              Leisure                                     4.6%
              ------------------------------------------------
              Autos & Housing                             4.2%
              ------------------------------------------------
              Utilities & Communications                  4.1%
              ------------------------------------------------
              Consumer Staples                            3.0%
              ------------------------------------------------
              Transportation                              2.1%
              ------------------------------------------------

Percentages are based on net assets as of 1/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2006 through January 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    8/01/06-
Class                       Ratio      8/01/06          1/31/07       1/31/07
--------------------------------------------------------------------------------
        Actual              1.40%     $1,000.00       $1,163.70         $7.64
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.40%     $1,000.00       $1,018.15         $7.12
--------------------------------------------------------------------------------
        Actual              2.05%     $1,000.00       $1,159.40        $11.16
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.05%     $1,000.00       $1,014.87        $10.41
--------------------------------------------------------------------------------
        Actual              2.05%     $1,000.00       $1,159.40        $11.16
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.05%     $1,000.00       $1,014.87        $10.41
--------------------------------------------------------------------------------
        Actual              1.05%     $1,000.00       $1,165.60         $5.73
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.05%     $1,000.00       $1,019.91         $5.35
--------------------------------------------------------------------------------
        Actual              1.55%     $1,000.00       $1,162.30         $8.45
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.55%     $1,000.00       $1,017.39         $7.88
--------------------------------------------------------------------------------
        Actual              2.15%     $1,000.00       $1,159.80        $11.70
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.15%     $1,000.00       $1,014.37        $10.92
--------------------------------------------------------------------------------
        Actual              1.80%     $1,000.00       $1,161.50         $9.81
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.80%     $1,000.00       $1,016.13         $9.15
--------------------------------------------------------------------------------
        Actual              1.70%     $1,000.00       $1,162.00         $9.26
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.70%     $1,000.00       $1,016.64         $8.64
--------------------------------------------------------------------------------
        Actual              1.45%     $1,000.00       $1,162.90         $7.90
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.45%     $1,000.00       $1,017.90         $7.38
--------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00       $1,165.60         $6.28
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.15%     $1,000.00       $1,019.41         $5.85
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
1/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------
Aerospace - 1.4%
-------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                 36,920     $  3,281,819
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.7%
-------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                 49,520     $  2,731,028
Under Armour, Inc. (a)                                                    26,500        1,346,200
                                                                                     ------------
                                                                                     $  4,077,228
-------------------------------------------------------------------------------------------------
Automotive - 2.4%
-------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                     166,450        $5,732,538
-------------------------------------------------------------------------------------------------
Biotechnology - 1.8%
-------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. (a)                                        56,296     $    642,337
Millipore Corp. (a)                                                       50,306        3,444,955
Neurochem, Inc. (a)                                                       13,723          235,761
                                                                                     ------------
                                                                                     $  4,323,053
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.5%
-------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)                                       32,664     $  3,638,770
-------------------------------------------------------------------------------------------------
Business Services - 3.3%
-------------------------------------------------------------------------------------------------
CheckFree Corp. (a)                                                       52,690     $  2,182,947
Corporate Executive Board Co.                                             28,342        2,571,470
Equinix, Inc. (a)                                                         14,490        1,218,174
Global Payments, Inc.                                                     51,110        1,929,914
                                                                                     ------------
                                                                                     $  7,902,505
-------------------------------------------------------------------------------------------------
Computer Software - 4.2%
-------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                          78,600     $  2,299,836
MSC.Software Corp. (a)                                                   152,256        2,390,419
Opsware, Inc. (a)                                                        234,540        1,876,320
TIBCO Software, Inc. (a)                                                  10,426           96,753
Transaction Systems Architects, Inc. (a)                                  91,830        3,319,654
                                                                                     ------------
                                                                                     $  9,982,982
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
-------------------------------------------------------------------------------------------------
Cray, Inc. (a)                                                           101,150     $  1,173,340
-------------------------------------------------------------------------------------------------
Construction - 1.8%
-------------------------------------------------------------------------------------------------
Dayton Superior Corp. (a)                                                154,480     $  1,768,796
Florida Rock Industries, Inc.                                             52,640        2,603,048
                                                                                     ------------
                                                                                     $  4,371,844
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.1%
-------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                        49,020     $  1,121,087
Central Garden & Pet Co. (a)                                              26,840        1,202,164
ITT Educational Services, Inc. (a)                                        58,158        4,513,061
Kimberly-Clark de Mexico S.A. de C.V., "A"                               268,820        1,156,099
Monster Worldwide, Inc. (a)                                               48,506        2,396,681
Scotts Miracle-Gro Co.                                                    31,003        1,660,831
Strayer Education, Inc.                                                   22,830        2,597,369
                                                                                     ------------
                                                                                     $ 14,647,292
-------------------------------------------------------------------------------------------------
Containers - 3.4%
-------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                                                 108,576     $  2,396,272
Owens-Illinois, Inc. (a)                                                 263,360        5,862,394
                                                                                     ------------
                                                                                     $  8,258,666
-------------------------------------------------------------------------------------------------
Electrical Equipment - 6.4%
-------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. (a)                                    31,130     $  2,577,564
MSC Industrial Direct Co., Inc., "A"                                     112,446        4,856,543
Rockwell Automation, Inc.                                                 58,800        3,599,148
W.W. Grainger, Inc.                                                       27,919        2,167,910
WESCO International, Inc. (a)                                             36,100        2,191,992
                                                                                     ------------
                                                                                     $ 15,393,157
-------------------------------------------------------------------------------------------------
Electronics - 6.6%
-------------------------------------------------------------------------------------------------
FormFactor, Inc. (a)                                                      48,930     $  1,989,004
Hittite Microwave Corp. (a)                                               58,940        2,049,933
Intersil Corp., "A"                                                      125,320        2,952,539
Marvell Technology Group Ltd. (a)                                        141,770        2,592,973
NetLogic Microsystems, Inc. (a)                                           90,280        2,155,886
SanDisk Corp. (a)                                                         53,313        2,143,183
Synopsys, Inc. (a)                                                        74,550        1,983,030
                                                                                     ------------
                                                                                     $ 15,866,548
-------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
-------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                       31,100     $  1,070,773
Kodiak Oil & Gas Corp. (a)                                               137,070          629,151
Newfield Exploration Co. (a)                                              13,970          598,056
Venoco, Inc. (a)                                                         163,620        2,699,730
                                                                                     ------------
                                                                                     $  4,997,710
-------------------------------------------------------------------------------------------------
Engineering - Construction - 2.8%
-------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                                 185,430     $  3,178,270
Quanta Services, Inc. (a)                                                176,980        3,640,479
                                                                                     ------------
                                                                                     $  6,818,749
-------------------------------------------------------------------------------------------------
Food & Beverages - 0.9%
-------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                       41,230     $    654,320
Diamond Foods, Inc.                                                       74,900        1,431,339
                                                                                     ------------
                                                                                     $  2,085,659
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)                                            30,880     $  1,353,162
Pinnacle Entertainment, Inc. (a)                                          14,550          502,411
Shuffle Master, Inc. (a)                                                  32,980          877,598
                                                                                     ------------
                                                                                     $  2,733,171
-------------------------------------------------------------------------------------------------
General Merchandise - 2.0%
-------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                77,480     $  2,510,352
Stage Stores, Inc.                                                        69,040        2,215,494
                                                                                     ------------
                                                                                     $  4,725,846
-------------------------------------------------------------------------------------------------
Insurance - 2.8%
-------------------------------------------------------------------------------------------------
Allied World Assurance Co. Holdings, Ltd.                                 65,480     $  2,789,448
Aspen Insurance Holdings Ltd.                                             84,626        2,168,118
Protective Life Corp.                                                     36,320        1,777,138
                                                                                     ------------
                                                                                     $  6,734,704
-------------------------------------------------------------------------------------------------
Internet - 1.6%
-------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)                                                  182,120     $  1,666,398
Move, Inc. (a)                                                           336,690        2,127,881
                                                                                     ------------
                                                                                     $  3,794,279
-------------------------------------------------------------------------------------------------
Leisure & Toys - 1.6%
-------------------------------------------------------------------------------------------------
THQ, Inc. (a)                                                             35,072     $  1,062,682
Ubisoft Entertainment S.A. (a)                                            69,909        2,821,629
                                                                                     ------------
                                                                                     $  3,884,311
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-------------------------------------------------------------------------------------------------
Altra Holdings, Inc. (a)                                                  80,560     $  1,160,064
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.6%
-------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                           30,720     $    888,422
MWI Veterinary Supply, Inc. (a)                                           53,660        1,757,902
VCA Antech, Inc. (a)                                                      34,220        1,150,476
                                                                                     ------------
                                                                                     $  3,796,800
-------------------------------------------------------------------------------------------------
Medical Equipment - 4.4%
-------------------------------------------------------------------------------------------------
ABIOMED, Inc. (a)                                                         26,370     $    387,903
Advanced Medical Optics, Inc. (a)                                         72,960        2,681,280
Aspect Medical Systems, Inc. (a)                                         115,051        1,915,599
Conceptus, Inc. (a)                                                       43,802        1,015,768
Cooper Co., Inc.                                                          20,360          971,172
Cyberonics, Inc. (a)                                                      70,320        1,481,642
Dexcom, Inc. (a)                                                          48,340          430,226
Thoratec Corp. (a)                                                        89,610        1,613,876
                                                                                     ------------
                                                                                     $ 10,497,466
-------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
-------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                        73,380     $  2,828,799
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.3%
-------------------------------------------------------------------------------------------------
Energen Corp.                                                             40,200     $  1,860,456
Equitable Resources, Inc.                                                 31,090        1,344,642
                                                                                     ------------
                                                                                     $  3,205,098
-------------------------------------------------------------------------------------------------
Network & Telecom - 1.7%
-------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                               125,570     $  3,975,546
-------------------------------------------------------------------------------------------------
Oil Services - 5.8%
-------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                             143,630     $  3,728,635
Dril-Quip, Inc (a)                                                        56,410        2,098,452
Hercules Offshore, Inc. (a)                                              113,370        2,997,503
Lufkin Industries, Inc.                                                   49,930        2,988,310
Noble Corp.                                                               15,406        1,154,680
Oceaneering International, Inc. (a)                                       26,980        1,064,901
                                                                                     ------------
                                                                                     $ 14,032,481
-------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 8.1%
-------------------------------------------------------------------------------------------------
Accredited Home Lenders Holding Co. (a)                                   29,300     $    813,661
Bank of Hawaii Corp.                                                      53,230        2,786,591
BankUnited Financial Corp., "A"                                           64,718        1,785,570
City National Corp.                                                       32,470        2,335,567
Commerce Bancorp, Inc.                                                    96,381        3,255,750
Investors Financial Services Corp.                                        40,110        1,875,945
New York Community Bancorp, Inc.                                         170,940        2,887,177
Signature Bank (a)                                                        94,344        3,123,730
United PanAm Financial Corp. (a)                                          50,837          714,260
                                                                                     ------------
                                                                                     $ 19,578,251
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.6%
-------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                   80,990     $  2,488,013
Medicis Pharmaceutical Corp., "A"                                         33,347        1,264,852
Warner Chilcott Ltd., "A" (a)                                            164,570        2,443,864
                                                                                     ------------
                                                                                     $  6,196,729
-------------------------------------------------------------------------------------------------
Real Estate - 4.5%
-------------------------------------------------------------------------------------------------
Alesco Financial, Inc., REIT                                             255,460     $  2,894,362
BRE Properties, Inc., "A", REIT                                           45,870        3,183,837
Meruelo Maddux Properties, Inc. (a)                                      118,330        1,263,764
Taubman Centers, Inc., REIT                                               60,860        3,546,312
                                                                                     ------------
                                                                                     $ 10,888,275
-------------------------------------------------------------------------------------------------
Restaurants - 1.9%
-------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)                                       62,700     $  2,241,525
Texas Roadhouse, Inc., "A" (a)                                           164,530        2,227,736
                                                                                     ------------
                                                                                     $  4,469,261
-------------------------------------------------------------------------------------------------
Specialty Stores - 3.8%
-------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                     74,711     $  2,685,113
Chico's FAS, Inc. (a)                                                     76,970        1,607,134
Urban Outfitters, Inc. (a)                                                99,986        2,439,658
Williams-Sonoma, Inc.                                                     69,270        2,424,450
                                                                                     ------------
                                                                                     $  9,156,355
-------------------------------------------------------------------------------------------------
Telephone Services - 0.6%
-------------------------------------------------------------------------------------------------
Citizens Communications Co.                                               95,180     $  1,395,339
-------------------------------------------------------------------------------------------------
Trucking - 2.1%
-------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                     168,640        $5,126,656
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
-------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                         110,437     $  1,843,194
DPL, Inc.                                                                 20,930          600,272
NRG Energy, Inc. (a)                                                      20,376        1,221,134
Sierra Pacific Resources (a)                                              97,940        1,666,939
                                                                                     ------------
                                                                                     $  5,331,539
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $215,738,717)                                  $236,062,830
-------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR        VALUE ($)
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07,
at Amortized Cost and Value (y)                                     $  1,704,000     $  1,704,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $217,442,717)                                    $237,766,830
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                   2,309,308
-------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                  $240,076,138
-------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt
REIT           Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 1/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $217,442,717)               $237,766,830
Cash                                                                     479,669
Receivable for investments sold                                        8,459,362
Receivable for fund shares sold                                          211,971
Dividends receivable                                                      10,440
Receivable from investment adviser                                        21,855
Other assets                                                               5,932
------------------------------------------------------------------------------------------------------
Total assets                                                                              $246,956,059
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $6,002,953
Payable for fund shares reacquired                                       665,930
Payable to affiliates
  Management fee                                                           9,795
  Shareholder servicing costs                                             37,438
  Distribution and service fees                                            7,204
  Administrative services fee                                                276
  Retirement plan administration and services fees                            70
Payable for independent trustees' compensation                             1,487
Accrued expenses and other liabilities                                   154,768
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $6,879,921
------------------------------------------------------------------------------------------------------
Net assets                                                                                $240,076,138
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $212,243,980
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           20,324,123
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                  8,360,897
Accumulated net investment loss                                         (852,862)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $240,076,138
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   18,906,978
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $147,567,520
  Shares outstanding                                                  11,487,042
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $12.85
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $13.63
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $45,663,360
  Shares outstanding                                                   3,686,012
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.39
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $25,893,340
  Shares outstanding                                                   2,089,274
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.39
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,413,624
  Shares outstanding                                                     183,947
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $13.12
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $11,866,136
  Shares outstanding                                                     931,420
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.74
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,122,633
  Shares outstanding                                                      90,859
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.36
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $771,263
  Shares outstanding                                                      61,968
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.45
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,281,619
  Shares outstanding                                                     259,878
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.63

Statement of Assets and Liabilities (unaudited) - continued


------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,434,037
  Shares outstanding                                                     111,731
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.83
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $62,606
  Shares outstanding                                                       4,847
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.92
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT LOSS
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $1,128,409
  Interest                                                                 69,452
  Foreign taxes withheld                                                   (2,945)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $1,194,916
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $964,357
  Distribution and service fees                                           703,760
  Shareholder servicing costs                                             257,627
  Administrative services fee                                              26,914
  Retirement plan administration and services fees                          9,456
  Independent trustees' compensation                                        5,746
  Custodian fee                                                            50,434
  Shareholder communications                                               49,850
  Auditing fees                                                            19,149
  Legal fees                                                                3,621
  Miscellaneous                                                            84,137
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,175,051
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (13,356)
  Reduction of expenses by investment adviser                            (113,917)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,047,778
------------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(852,862)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $19,718,799
  Foreign currency transactions                                            (7,337)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $19,711,462
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $19,261,847
  Translation of assets and liabilities in foreign currencies                 (64)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $19,261,783
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $38,973,245
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $38,120,383
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      1/31/07                  7/31/06
                                                                  (UNAUDITED)


CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment loss                                                 $(852,862)             $(3,108,882)
Net realized gain (loss) on investments and foreign
currency transactions                                              19,711,462               46,993,020
Net unrealized gain (loss) on investments and foreign
currency translation                                               19,261,783              (49,171,343)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $38,120,383              $(5,287,205)
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
  Class A                                                        $(26,953,744)             $(2,227,380)
  Class B                                                          (8,450,571)                (731,846)
  Class C                                                          (4,785,754)                (436,145)
  Class I                                                            (410,844)                (165,111)
  Class R                                                          (2,077,964)                (172,374)
  Class R1                                                           (188,629)                  (3,060)
  Class R2                                                           (134,319)                    (633)
  Class R3                                                           (566,129)                 (37,630)
  Class R4                                                           (264,498)                 (12,975)
  Class R5                                                            (10,420)                    (622)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(43,842,872)             $(3,787,776)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(23,171,586)            $(64,231,529)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(28,894,075)            $(73,306,510)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            268,970,213              342,276,723
At end of period (including accumulated net investment loss
of $852,862 and $0, respectively)                                $240,076,138             $268,970,213
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 7/31
                                             ENDED      ----------------------------------------------------------------------
CLASS A                                    1/31/07             2006            2005           2004          2003          2002
                                       (UNAUDITED)
Net asset value, beginning of period        $13.37           $13.86          $11.99         $10.53         $7.95         $9.51
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.03)          $(0.11)         $(0.13)        $(0.15)       $(0.07)       $(0.07)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            2.11            (0.22)           2.04           1.69          2.65         (1.03)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $2.08           $(0.33)          $1.91          $1.54         $2.58        $(1.10)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                     $(2.60)          $(0.16)         $(0.04)        $(0.08)          $--        $(0.46)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $12.85           $13.37          $13.86         $11.99        $10.53         $7.95
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   16.37(n)         (2.45)          15.92          14.68         32.62        (12.63)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.49(a)          1.47            1.44           1.45          1.94          3.32
Expenses after expense reductions (f)         1.40(a)          1.40            1.40           1.40          1.44(x)       1.38(x)
Net investment loss                          (0.46)(a)        (0.78)          (1.00)         (1.18)        (0.83)        (0.81)
Portfolio turnover                              74              139              88             93           287           779
Net assets at end of period
(000 Omitted)                             $147,568         $166,388        $200,067       $122,682       $21,471        $7,700
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 7/31
                                             ENDED      ------------------------------------------------------------------
CLASS B                                    1/31/07            2006          2005          2004          2003       2002(i)
                                       (UNAUDITED)
Net asset value, beginning of period        $13.02          $13.58        $11.83        $10.42         $7.92        $10.47
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.07)         $(0.19)       $(0.21)       $(0.23)       $(0.12)       $(0.08)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.04           (0.21)         2.00          1.69          2.62         (2.47)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.97          $(0.40)        $1.79         $1.46         $2.50        $(2.55)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $(2.60)         $(0.16)       $(0.04)       $(0.05)          $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $12.39          $13.02        $13.58        $11.83        $10.42         $7.92
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   15.94(n)        (3.02)        15.12         13.95         31.69        (24.36)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        2.14(a)         2.12          2.09          2.10          2.59          4.01(a)
Expenses after expense reductions (f)         2.05(a)         2.05          2.05          2.05          2.09(x)       2.07(a)(x)
Net investment loss                          (1.11)(a)       (1.43)        (1.66)        (1.82)        (1.48)        (1.50)(a)
Portfolio turnover                              74             139            88            93           287           779
Net assets at end of period
(000 Omitted)                              $45,663         $49,920       $69,791       $64,612       $17,541        $4,253
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 7/31
                                             ENDED      -------------------------------------------------------------------------
CLASS C                                    1/31/07            2006          2005          2004          2003       2002(i)
                                       (UNAUDITED)
Net asset value, beginning of period        $13.02          $13.59        $11.83        $10.42         $7.92        $10.47
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.07)         $(0.19)       $(0.21)       $(0.22)       $(0.13)       $(0.07)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.04           (0.22)         2.01          1.67          2.63         (2.48)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.97          $(0.41)        $1.80         $1.45         $2.50        $(2.55)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $(2.60)         $(0.16)       $(0.04)       $(0.04)          $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $12.39          $13.02        $13.59        $11.83        $10.42         $7.92
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   15.94(n)        (3.09)        15.21         13.94         31.73        (24.45)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        2.14(a)         2.12          2.09          2.10          2.59          4.01(a)
Expenses after expense reductions (f)         2.05(a)         2.05          2.05          2.05          2.09(x)       2.07(a)(x)
Net investment loss                          (1.11)(a)       (1.43)        (1.66)        (1.83)        (1.49)        (1.50)(a)
Portfolio turnover                              74             139            88            93           287           779
Net assets at end of period
(000 Omitted)                              $25,893         $28,884       $40,546       $28,199        $8,413        $2,834
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 7/31
                                             ENDED      ------------------------------------------------------------------
CLASS I                                    1/31/07            2006          2005          2004          2003       2002(i)
                                       (UNAUDITED)
Net asset value, beginning of period        $13.58          $14.03        $12.10        $10.59         $7.97        $10.47
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                   $(0.01)         $(0.06)       $(0.09)       $(0.10)       $(0.04)       $(0.03)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.15           (0.23)         2.06          1.71          2.66         (2.47)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $2.14          $(0.29)        $1.97         $1.61         $2.62        $(2.50)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $(2.60)         $(0.16)       $(0.04)       $(0.10)          $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $13.12          $13.58        $14.03        $12.10        $10.59         $7.97
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      16.56(n)        (2.13)        16.27         15.13         33.00        (23.88)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.14(a)         1.12          1.09          1.10          1.59          2.99(a)
Expenses after expense reductions (f)         1.05(a)         1.05          1.05          1.05          1.09(x)       1.07(a)(x)
Net investment loss                          (0.12)(a)       (0.43)        (0.66)        (0.83)        (0.48)        (0.50)(a)
Portfolio turnover                              74             139            88            93           287           779
Net assets at end of period
(000 Omitted)                               $2,414          $3,769       $13,735       $12,665        $4,262        $2,063
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS                             YEARS ENDED 7/31
                                                      ENDED      ---------------------------------------------------------
CLASS R                                             1/31/07            2006            2005            2004        2003(i)
                                                (UNAUDITED)
Net asset value, beginning of period                 $13.29          $13.79          $11.95          $10.51          $7.96
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                            $(0.04)         $(0.13)         $(0.15)         $(0.17)        $(0.05)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.09           (0.21)           2.03            1.70           2.60
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $2.05          $(0.34)          $1.88           $1.53          $2.55
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                      $(2.60)         $(0.16)         $(0.04)         $(0.09)           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.74          $13.29          $13.79          $11.95         $10.51
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               16.23(n)        (2.54)          15.72           14.48          32.16(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.64(a)         1.62            1.59            1.60           2.09(a)
Expenses after expense reductions (f)                  1.55(a)         1.55            1.55            1.55           1.59(a)(x)
Net investment loss                                   (0.62)(a)       (0.93)          (1.14)          (1.32)         (0.96)(a)
Portfolio turnover                                       74             139              88              93            287
Net assets at end of period (000 Omitted)           $11,866         $12,663         $13,752          $7,220            $23
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS               YEARS ENDED 7/31
                                                                            ENDED       -----------------------------
CLASS R1                                                                  1/31/07              2006           2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $12.99            $13.58            $12.40
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.08)           $(0.21)           $(0.09)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           2.05             (0.22)             1.27(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.97            $(0.43)            $1.18
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(2.60)           $(0.16)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $12.36            $12.99            $13.58
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     15.98(n)          (3.24)             9.52(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       2.34(a)           2.31              2.29(a)
Expenses after expense reductions (f)                                        2.15(a)           2.15              2.25(a)
Net investment loss                                                         (1.23)(a)         (1.53)            (1.77)(a)
Portfolio turnover                                                             74               139                88
Net assets at end of period (000 Omitted)                                  $1,123            $1,035               $55
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                       SIX MONTHS               YEARS ENDED 7/31
                                                                            ENDED       -----------------------------
CLASS R2                                                                  1/31/07              2006           2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $13.05            $13.59            $12.40
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.06)           $(0.15)           $(0.06)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           2.06             (0.23)             1.25(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.00            $(0.38)            $1.19
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(2.60)           $(0.16)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $12.45            $13.05            $13.59
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     16.15(n)          (2.87)             9.60(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       2.04(a)           2.00              1.99(a)
Expenses after expense reductions (f)                                        1.80(a)           1.80              1.95(a)
Net investment loss                                                         (0.86)(a)         (1.18)            (1.42)(a)
Portfolio turnover                                                             74               139                88
Net assets at end of period (000 Omitted)                                    $771              $541               $55
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS                        YEARS ENDED 7/31
                                                                  ENDED       -----------------------------------------------
CLASS R3                                                        1/31/07              2006              2005           2004(i)
                                                            (UNAUDITED)
Net asset value, beginning of period                             $13.20            $13.73            $11.93            $11.81
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.05)           $(0.15)           $(0.17)           $(0.14)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             2.08             (0.22)             2.01              0.35
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $2.03            $(0.37)            $1.84             $0.21
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                          $(2.60)           $(0.16)           $(0.04)           $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.63            $13.20            $13.73            $11.93
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           16.20(n)          (2.77)            15.41              1.83(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.89(a)           1.87              1.84              1.85(a)
Expenses after expense reductions (f)                              1.70(a)           1.72              1.80              1.80(a)
Net investment loss                                               (0.76)(a)         (1.10)            (1.34)            (1.60)(a)
Portfolio turnover                                                   74               139                88                93
Net assets at end of period (000 Omitted)                        $3,282            $3,362            $3,115              $120
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS              YEARS ENDED 7/31
                                                                            ENDED       -----------------------------
CLASS R4                                                                  1/31/07              2006           2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $13.36            $13.86            $12.62
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.03)           $(0.12)           $(0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           2.10             (0.22)             1.26(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.07            $(0.34)            $1.24
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(2.60)           $(0.16)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $12.83            $13.36            $13.86
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     16.29(n)          (2.52)             9.83(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.54(a)           1.52              1.44(a)
Expenses after expense reductions (f)                                        1.45(a)           1.45              1.40(a)
Net investment loss                                                         (0.52)(a)         (0.81)            (0.90)(a)
Portfolio turnover                                                             74               139                88
Net assets at end of period (000 Omitted)                                  $1,434            $2,354            $1,105
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS               YEARS ENDED 7/31
                                                                            ENDED       -----------------------------
CLASS R5                                                                  1/31/07              2006           2005(i)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $13.41            $13.87            $12.62
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.02)           $(0.07)           $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           2.13             (0.23)             1.28(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $2.11            $(0.30)            $1.25
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(2.60)           $(0.16)              $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $12.92            $13.41            $13.87
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     16.56(n)          (2.23)             9.90(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.24(a)           1.22              1.19(a)
Expenses after expense reductions (f)                                        1.15(a)           1.15              1.15(a)
Net investment loss                                                         (0.22)(a)         (0.52)            (0.62)(a)
Portfolio turnover                                                             74               139                88
Net assets at end of period (000 Omitted)                                     $63               $54               $55
---------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, January 2, 2002 (Classes B, C, and I), December 31, 2002 (Class R),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets were 1.40% and
    1.38% (Class A), 2.05% and 2.07% (Class B), 2.05% and 2.07% (Class C), 1.05% and 1.07% (Class I), and 1.55% (Class
    R) for the stated periods.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS New Endeavor Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             7/31/06

          Long-term capital gain                          $3,787,776

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 1/31/07
          Cost of investments                           $219,167,559
          ----------------------------------------------------------
          Gross appreciation                             $26,445,267
          Gross depreciation                              (7,845,996)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $18,599,271

          AS OF 7/31/06
          Undistributed ordinary income                   $9,830,210
          Undistributed long-term capital gain            24,439,545
          Other temporary differences                        (52,532)
          Net unrealized appreciation (depreciation)        (662,576)

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended January 31, 2007, the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund's average daily net assets. This written agreement will continue through November 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended January 31, 2007, this reduction amounted to $110,509 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,603 for the six months ended January 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                  TOTAL     ANNUAL  DISTRIBUTION
                   DISTRIBUTION   SERVICE  DISTRIBUTION  EFFECTIVE   AND SERVICE
                       FEE RATE  FEE RATE       PLAN(d)    RATE(e)           FEE

Class A                   0.10%     0.25%         0.35%      0.35%      $278,692
Class B                   0.75%     0.25%         1.00%      1.00%       239,671
Class C                   0.75%     0.25%         1.00%      1.00%       137,837
Class R                   0.25%     0.25%         0.50%      0.50%        30,984
Class R1                  0.50%     0.25%         0.75%      0.75%         3,902
Class R2                  0.25%     0.25%         0.50%      0.50%         1,676
Class R3                  0.25%     0.25%         0.50%      0.50%         8,540
Class R4                     --     0.25%         0.25%      0.25%         2,458
--------------------------------------------------------------------------------
Total Distribution and
Service Fees                                                            $703,760

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $2,666
              Class B                                    $48,338
              Class C                                     $1,715

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2007, the fee was $106,399, which equated to 0.0828% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended January 31, 2007, the sub-accounting fee for SRS was $5,045, which equated to 0.004% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended January 31, 2007, these out-of-pocket and sub-accounting costs amounted to $88,535. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended January 31, 2007 was equivalent to an annual effective rate of 0.0209% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended January 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                              ANNUAL
                                                           EFFECTIVE      TOTAL
                                                FEE RATE     RATE(g)     AMOUNT

Class R1                                           0.45%       0.35%     $2,341
Class R2                                           0.40%       0.25%      1,341
Class R3                                           0.25%       0.15%      4,270
Class R4                                           0.15%       0.15%      1,475
Class R5                                           0.10%       0.10%         29
-------------------------------------------------------------------------------
Total Retirement Plan Administration
and Services Fees                                                        $9,456

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended January 31, 2007, this waiver amounted to $2,731 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2007, the fee paid to Tarantino LLC was $1,006. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $677, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $187,241,714 and $252,567,073, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                      1/31/07                          7/31/06
                                              SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                       863,267      $11,708,084       4,085,435       $57,069,891
  Class B                                       153,533        1,977,948         673,583         9,155,832
  Class C                                       126,689        1,631,926         513,461         6,994,536
  Class I                                        19,622          271,386         312,592         4,364,091
  Class R                                        58,619          782,368         398,114         5,499,975
  Class R1                                       39,241          489,318          88,559         1,235,037
  Class R2                                       18,925          248,964          44,727           624,795
  Class R3                                      155,343        1,952,664         211,587         2,900,154
  Class R4                                       23,204          335,689         121,750         1,688,971
----------------------------------------------------------------------------------------------------------
                                              1,458,443      $19,398,347       6,449,808       $89,533,282

Shares issued to shareholders in
reinvestment of distributions
  Class A                                     1,945,587      $24,008,623         144,531        $2,020,510
  Class B                                       633,001        7,539,033          47,480           649,050
  Class C                                       350,467        4,174,065          25,314           346,046
  Class I                                        31,602          398,188          10,320           146,231
  Class R                                       164,884        2,018,182          11,867           165,078
  Class R1                                       15,878          188,629             228             3,060
  Class R2                                       11,231          134,319              46               633
  Class R3                                       46,668          566,079           2,720            37,630
  Class R4                                       21,449          264,465             928            12,975
  Class R5                                          841           10,420              44               622
-----------------------------------------------------------------------------------------------------------
                                              3,221,608      $39,302,003         243,478        $3,381,835

Shares reacquired
  Class A                                    (3,768,199)    $(51,345,955)     (6,221,446)     $(87,352,633)
  Class B                                      (935,918)     (12,324,584)     (2,023,951)      (27,383,493)
  Class C                                      (606,428)      (8,049,595)     (1,304,624)      (17,774,265)
  Class I                                      (144,789)      (2,029,387)     (1,024,562)      (15,087,130)
  Class R                                      (245,192)      (3,368,709)       (453,876)       (6,320,964)
  Class R1                                      (43,931)        (553,582)        (13,182)         (191,305)
  Class R2                                       (9,593)        (119,143)         (7,400)         (104,994)
  Class R3                                     (196,838)      (2,548,094)       (186,483)       (2,573,212)
  Class R4                                     (109,074)      (1,532,887)        (26,281)         (358,650)
-----------------------------------------------------------------------------------------------------------
                                             (6,059,962)    $(81,871,936)    (11,261,805)    $(157,146,646)

Net change
  Class A                                      (959,345)    $(15,629,248)     (1,991,480)     $(28,262,232)
  Class B                                      (149,384)      (2,807,603)     (1,302,888)      (17,578,611)
  Class C                                      (129,272)      (2,243,604)       (765,849)      (10,433,683)
  Class I                                       (93,565)      (1,359,813)       (701,650)      (10,576,808)
  Class R                                       (21,689)        (568,159)        (43,895)         (655,911)
  Class R1                                       11,188          124,365          75,605         1,046,792
  Class R2                                       20,563          264,140          37,373           520,434
  Class R3                                        5,173          (29,351)         27,824           364,572
  Class R4                                      (64,421)        (932,733)         96,397         1,343,296
  Class R5                                          841           10,420              44               622
-----------------------------------------------------------------------------------------------------------
                                             (1,379,911)    $(23,171,586)     (4,568,519)     $(64,231,529)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2007, the fund's commitment fee and interest expense were $997 and $1,265, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
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M F S(R)
INVESTMENT MANAGEMENT

                              M F S(R)
                              INVESTMENT MANAGEMENT

[Graphic Omitted]

                               Semiannual report

                                                    MFS(R) STRATEGIC VALUE FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
EXPENSE TABLE                                                3
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     5
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                          9
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     12
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         13
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        15
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               28
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               38
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       38
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              38
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                         1/31/07
                                                                         SVF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.2%
              Cash & Other Net Assets                     2.8%

              TOP 10 HOLDINGS

              JPMorgan Chase & Co.                        5.2%
              ------------------------------------------------
              Verizon Communications, Inc.                5.2%
              ------------------------------------------------
              Tyco International Ltd.                     4.8%
              ------------------------------------------------
              Owens-Illinois, Inc.                        4.3%
              ------------------------------------------------
              Nortel Networks Corp.                       4.3%
              ------------------------------------------------
              Masco Corp.                                 3.7%
              ------------------------------------------------
              Compuware Corp.                             3.5%
              ------------------------------------------------
              Bank of New York Co., Inc.                  3.5%
              ------------------------------------------------
              Amgen Inc.                                  3.4%
              ------------------------------------------------
              New York Times Co., "A"                     3.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         26.3%
              ------------------------------------------------
              Health Care                                13.1%
              ------------------------------------------------
              Utilities & Communications                 10.6%
              ------------------------------------------------
              Energy                                      8.8%
              ------------------------------------------------
              Technology                                  8.6%
              ------------------------------------------------
              Leisure                                     6.8%
              ------------------------------------------------
              Basic Materials                             6.1%
              ------------------------------------------------
              Consumer Staples                            5.1%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Autos & Housing                             4.4%
              ------------------------------------------------
              Retailing                                   2.1%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

Percentages are based on net assets as of 1/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
AUGUST 1, 2006 THROUGH JANUARY 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    8/01/06-
Class                       Ratio      8/01/06          1/31/07       1/31/07
--------------------------------------------------------------------------------
       Actual               1.29%     $1,000.00       $1,169.50        $7.05
   A   -------------------------------------------------------------------------
       Hypothetical (h)     1.29%     $1,000.00       $1,018.70        $6.56
--------------------------------------------------------------------------------
       Actual               1.94%     $1,000.00       $1,166.00       $10.59
   B   -------------------------------------------------------------------------
       Hypothetical (h)     1.94%     $1,000.00       $1,015.43        $9.86
--------------------------------------------------------------------------------
       Actual               1.94%     $1,000.00       $1,166.20       $10.59
   C   -------------------------------------------------------------------------
       Hypothetical (h)     1.94%     $1,000.00       $1,015.43        $9.86
--------------------------------------------------------------------------------
       Actual               0.94%     $1,000.00       $1,171.40        $5.14
   I   -------------------------------------------------------------------------
       Hypothetical (h)     0.94%     $1,000.00       $1,020.47        $4.79
--------------------------------------------------------------------------------
       Actual               1.44%     $1,000.00       $1,168.50        $7.87
   R   -------------------------------------------------------------------------
       Hypothetical (h)     1.44%     $1,000.00       $1,017.95        $7.32
--------------------------------------------------------------------------------
       Actual               2.03%     $1,000.00       $1,165.60       $11.08
  R1   -------------------------------------------------------------------------
       Hypothetical (h)     2.03%     $1,000.00       $1,014.97       $10.31
--------------------------------------------------------------------------------
       Actual               1.68%     $1,000.00       $1,167.10        $9.18
  R2   -------------------------------------------------------------------------
       Hypothetical (h)     1.68%     $1,000.00       $1,016.74        $8.54
--------------------------------------------------------------------------------
       Actual               1.58%     $1,000.00       $1,168.20        $8.63
  R3   -------------------------------------------------------------------------
       Hypothetical (h)     1.58%     $1,000.00       $1,017.24        $8.03
--------------------------------------------------------------------------------
       Actual               1.34%     $1,000.00       $1,169.50        $7.33
  R4   -------------------------------------------------------------------------
       Hypothetical (h)     1.34%     $1,000.00       $1,018.45        $6.82
--------------------------------------------------------------------------------
       Actual               1.03%     $1,000.00       $1,170.70        $5.64
  R5   -------------------------------------------------------------------------
       Hypothetical (h)     1.03%     $1,000.00       $1,020.01        $5.24
--------------------------------------------------------------------------------
       Actual               1.54%     $1,000.00       $1,168.20        $8.42
 529A  -------------------------------------------------------------------------
       Hypothetical (h)     1.54%     $1,000.00       $1,017.44        $7.83
--------------------------------------------------------------------------------
       Actual               2.18%     $1,000.00       $1,164.10       $11.89
 529B  -------------------------------------------------------------------------
       Hypothetical (h)     2.18%     $1,000.00       $1,014.22       $11.07
--------------------------------------------------------------------------------
       Actual               2.19%     $1,000.00       $1,164.20       $11.95
 529C  -------------------------------------------------------------------------
       Hypothetical (h)     2.19%     $1,000.00       $1,014.17       $11.12
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
1/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR            VALUE ($)
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
----------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                                 77,130         $  6,232,104
----------------------------------------------------------------------------------------------------
Biotechnology - 4.1%
----------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                         415,170         $ 29,215,513
Millipore Corp. (a)                                                      92,250            6,317,280
                                                                                        ------------
                                                                                        $ 35,532,793
----------------------------------------------------------------------------------------------------
Broadcasting - 3.6%
----------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                          417,585         $ 13,016,124
E.W. Scripps Co., "A"                                                   193,470            9,447,140
Viacom, Inc., "B" (a)                                                   215,000            8,744,050
                                                                                        ------------
                                                                                        $ 31,207,314
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.7%
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               102,510         $  9,590,836
Nomura Holdings, Inc.                                                   229,400            4,671,850
                                                                                        ------------
                                                                                        $ 14,262,686
----------------------------------------------------------------------------------------------------
Business Services - 0.5%
----------------------------------------------------------------------------------------------------
First Data Corp.                                                        170,390         $  4,235,895
----------------------------------------------------------------------------------------------------
Computer Software - 4.3%
----------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                   3,381,160         $ 30,329,005
Symantec Corp. (a)                                                      377,190            6,680,035
                                                                                        ------------
                                                                                        $ 37,009,040
----------------------------------------------------------------------------------------------------
Construction - 4.4%
----------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                       164,040         $  4,767,002
Masco Corp.                                                           1,009,250           32,285,908
Toll Brothers, Inc. (a)                                                  27,880              943,180
                                                                                        ------------
                                                                                        $ 37,996,090
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.9%
----------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                      316,140         $  7,230,122
Estee Lauder Cos., Inc., "A"                                            383,050           18,194,875
                                                                                        ------------
                                                                                        $ 25,424,997
----------------------------------------------------------------------------------------------------
Containers - 4.3%
----------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                              1,678,800         $ 37,370,088
----------------------------------------------------------------------------------------------------
Electrical Equipment - 4.8%
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               1,287,780         $ 41,054,426
----------------------------------------------------------------------------------------------------
Energy - Independent - 5.7%
----------------------------------------------------------------------------------------------------
Apache Corp.                                                            317,890         $ 23,196,433
Devon Energy Corp.                                                      373,000           26,143,570
                                                                                        ------------
                                                                                        $ 49,340,003
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
----------------------------------------------------------------------------------------------------
Hess Corp.                                                              103,460         $  5,585,805
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
----------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)                                         963,670         $  8,480,296
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
----------------------------------------------------------------------------------------------------
Bowater, Inc.                                                           581,110         $ 15,904,981
----------------------------------------------------------------------------------------------------
General Merchandise - 0.9%
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                       190,850         $  7,918,367
----------------------------------------------------------------------------------------------------
Insurance - 11.3%
----------------------------------------------------------------------------------------------------
Allstate Corp.                                                          327,520         $ 19,703,603
Conseco, Inc. (a)                                                     1,359,270           26,981,510
Genworth Financial, Inc., "A"                                           757,890           26,450,361
St. Paul Travelers Cos., Inc.                                           483,250           24,573,263
                                                                                        ------------
                                                                                        $ 97,708,737
----------------------------------------------------------------------------------------------------
Major Banks - 12.3%
----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                   442,238         $ 23,252,874
Bank of New York Co., Inc.                                              748,730           29,956,687
JPMorgan Chase & Co.                                                    887,410           45,195,791
PNC Financial Services Group, Inc.                                      109,520            8,079,290
                                                                                        ------------
                                                                                        $106,484,642
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (a)                                            1,139,832         $  8,047,214
----------------------------------------------------------------------------------------------------
Medical Equipment - 4.8%
----------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                             947,730         $ 17,485,619
Pall Corp.                                                              687,170           23,886,029
                                                                                        ------------
                                                                                        $ 41,371,648
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
----------------------------------------------------------------------------------------------------
Questar Corp.                                                            46,780         $  3,798,536
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
----------------------------------------------------------------------------------------------------
Williams Co., Inc.                                                      649,080         $ 17,518,669
----------------------------------------------------------------------------------------------------
Network & Telecom - 4.3%
----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                             1,393,017         $ 37,291,065
----------------------------------------------------------------------------------------------------
Oil Services - 2.4%
----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                     177,660         $ 10,306,057
Noble Corp.                                                             134,180           10,056,791
                                                                                        ------------
                                                                                        $ 20,362,848
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.0%
----------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                        511,800         $  8,644,302
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.3%
----------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                           547,620         $  8,132,157
Wyeth                                                                   412,860           20,399,413
                                                                                        ------------
                                                                                        $ 28,531,570
----------------------------------------------------------------------------------------------------
Printing & Publishing - 3.2%
----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                               1,181,930         $ 27,290,764
----------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
----------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                          36,705         $  1,772,484
----------------------------------------------------------------------------------------------------
Telephone Services - 5.2%
----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          1,155,375         $ 44,505,045
----------------------------------------------------------------------------------------------------
Tobacco - 1.5%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      146,760         $ 12,825,356
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.0%
----------------------------------------------------------------------------------------------------
DPL, Inc.                                                               153,900         $  4,413,852
FPL Group, Inc.                                                         307,600           17,425,540
Public Service Enterprise Group, Inc.                                    66,700            4,470,902
                                                                                        ------------
                                                                                        $ 26,310,294
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $711,124,565)                                     $840,018,059
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.7%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07,
at Amortized Cost (y)                                               $31,841,000         $ 31,841,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $742,965,565)                                       $871,859,059
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.9)%                                                   (8,149,889)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                     $863,709,170
----------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 1/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $742,965,565)               $871,859,059
Cash                                                                         939
Receivable for investments sold                                        9,515,377
Receivable for fund shares sold                                          893,466
Dividends receivable                                                   1,170,365
Other assets                                                              15,642
------------------------------------------------------------------------------------------------------
Total assets                                                                              $883,454,848
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $16,501,221
Payable for fund shares reacquired                                     2,600,818
Payable to affiliates
  Management fee                                                          30,520
  Shareholder servicing costs                                            121,058
  Distribution and service fees                                           28,267
  Administrative services fee                                                867
  Program manager fees                                                        32
  Retirement plan administration and services fees                            71
Payable for independent trustees' compensation                             8,286
Accrued expenses and other liabilities                                   454,538
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $19,745,678
------------------------------------------------------------------------------------------------------
Net assets                                                                                $863,709,170
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $707,962,053
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          128,893,487
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 26,241,094
Undistributed net investment income                                      612,536
------------------------------------------------------------------------------------------------------
Net assets                                                                                $863,709,170
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   54,525,526
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $480,532,185
  Shares outstanding                                                  29,996,847
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $16.02
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $17.00
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $245,243,096
  Shares outstanding                                                  15,745,671
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.58
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $95,129,346
  Shares outstanding                                                   6,101,431
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.59
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $19,362,273
  Shares outstanding                                                   1,204,128
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $16.08
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $13,151,782
  Shares outstanding                                                     824,964
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.94
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $510,044
  Shares outstanding                                                      33,056
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.43
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $206,936
  Shares outstanding                                                      13,299
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.56
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,194,265
  Shares outstanding                                                     265,827
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.78
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,939,773
  Shares outstanding                                                     184,253
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.96
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $60,800
  Shares outstanding                                                       3,804
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.98
------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,140,069
  Shares outstanding                                                      71,690
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $15.90
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $16.87
------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $453,600
  Shares outstanding                                                      29,545
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.35
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $785,001
  Shares outstanding                                                      51,011
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.39
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $14,939,137
  Interest                                                               130,804
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $15,069,941
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $3,467,457
  Distribution and service fees                                        2,729,224
  Program manager fees                                                     2,806
  Shareholder servicing costs                                            851,803
  Administrative services fee                                             84,898
  Retirement plan administration and services fees                         8,333
  Independent trustees' compensation                                      14,126
  Custodian fee                                                          144,297
  Shareholder communications                                              76,834
  Auditing fees                                                           23,071
  Legal fees                                                              13,952
  Miscellaneous                                                          121,595
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $7,538,396
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (46,637)
  Reduction of expenses by investment adviser                           (467,072)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $7,024,687
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $8,045,254
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $65,829,863
  Foreign currency transactions                                           (4,961)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $65,824,902
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $67,294,746
  Translation of assets and liabilities in foreign currencies                 (7)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $67,294,739
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $133,119,641
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $141,164,895
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     1/31/07                    7/31/06
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $8,045,254                 $3,452,354
Net realized gain (loss) on investments and foreign
currency transactions                                             65,824,902                 63,017,924
Net unrealized gain (loss) on investments and foreign
currency translation                                              67,294,739                (85,536,947)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $141,164,895               $(19,066,669)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(6,755,771)               $(2,204,218)
  Class B                                                         (1,879,979)                        --
  Class C                                                           (680,344)                        --
  Class I                                                           (439,048)                  (423,482)
  Class R                                                           (200,356)                   (37,181)
  Class R1                                                            (5,548)                      (558)
  Class R2                                                            (2,435)                        (1)
  Class R3                                                           (57,185)                    (5,262)
  Class R4                                                           (42,704)                      (203)
  Class R5                                                            (1,015)                      (297)
  Class 529A                                                         (13,760)                    (1,346)
  Class 529B                                                          (3,964)                        --
  Class 529C                                                          (5,283)                        --
From net realized gain on investments and
foreign currency transactions
  Class A                                                        (11,366,761)               (87,101,923)
  Class B                                                         (6,050,019)               (42,003,910)
  Class C                                                         (2,343,946)               (18,429,219)
  Class I                                                           (563,766)                (7,592,742)
  Class R                                                           (361,748)                (2,187,622)
  Class R1                                                           (11,790)                   (26,592)
  Class R2                                                            (4,694)                    (6,103)
  Class R3                                                          (101,743)                  (384,870)
  Class R4                                                           (65,076)                    (5,971)
  Class R5                                                            (1,372)                    (5,971)
  Class 529A                                                         (26,120)                  (127,221)
  Class 529B                                                         (11,217)                   (44,447)
  Class 529C                                                         (18,524)                   (86,619)
-------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets (unaudited) - continued

Total distributions declared to shareholders                    $(31,014,168)             $(160,675,758)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(259,045,513)             $(337,019,156)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(148,894,786)             $(516,761,583)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,012,603,956              1,529,365,539
At end of period (including undistributed net investment
income of $612,536 and $2,654,674, respectively)                $863,709,170             $1,012,603,956
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                               SIX MONTHS                                        YEARS ENDED 7/31
                                    ENDED          --------------------------------------------------------------------------
CLASS A                           1/31/07             2006             2005             2004             2003            2002
                              (UNAUDITED)
Net asset value,
beginning of period                $14.23           $16.33           $14.61           $12.80           $11.18          $13.64
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)         $0.15            $0.08            $0.13            $0.05            $0.05           $0.04
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                           2.24            (0.27)            2.25             1.77             1.57           (2.49)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $2.39           $(0.19)           $2.38            $1.82            $1.62          $(2.45)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.22)          $(0.05)          $(0.12)          $(0.01)             $--          $(0.00)(w)
  From net realized gain on
  investments and foreign
  currency transactions             (0.38)           (1.86)           (0.54)              --               --           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.60)          $(1.91)          $(0.66)          $(0.01)             $--          $(0.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $16.02           $14.23           $16.33           $14.61           $12.80          $11.18
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)          16.95(n)         (1.16)           16.41            14.23            14.49          (17.98)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                       1.39(a)          1.39             1.38             1.34             1.45            1.42
Expenses after expense
reductions (f)                       1.29(a)          1.29             1.28             1.29              N/A            1.46(e)
Net investment income                1.95(a)          0.51             0.86             0.33             0.41            0.29
Portfolio turnover                     24               46               60               63               65              78
Net assets at end of period
(000 Omitted)                    $480,532         $566,310         $838,660         $689,399         $364,466        $244,996
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                     YEARS ENDED 7/31
                                          ENDED         ----------------------------------------------------------------------
CLASS B                                 1/31/07            2006            2005            2004            2003           2002
                                    (UNAUDITED)
Net asset value,
beginning of period                      $13.80          $15.94          $14.30          $12.60          $11.07         $13.60
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)        $0.10          $(0.02)          $0.04          $(0.04)         $(0.03)        $(0.05)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 2.18           (0.26)           2.17            1.74            1.56          (2.47)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $2.28          $(0.28)          $2.21           $1.70           $1.53         $(2.52)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.12)            $--          $(0.03)            $--             $--            $--
  From net realized gain on
  investments and foreign currency
  transactions                            (0.38)          (1.86)          (0.54)             --              --          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(0.50)         $(1.86)         $(0.57)            $--             $--         $(0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $15.58          $13.80          $15.94          $14.30          $12.60         $11.07
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                16.60(n)        (1.79)          15.57           13.49           13.82         (18.55)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)      2.04(a)         2.04            2.03            2.00            2.08           2.07
Expenses after expense reductions(f)       1.94(a)         1.94            1.93            1.95             N/A           2.11(e)
Net investment income (loss)               1.38(a)        (0.15)           0.24           (0.32)          (0.22)         (0.37)
Portfolio turnover                           24              46              60              63              65             78
Net assets at end of period
(000 Omitted)                          $245,243        $262,252        $406,076        $406,468        $305,967       $271,674
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                 SIX MONTHS                                       YEARS ENDED 7/31
                                      ENDED         --------------------------------------------------------------------------
CLASS C                             1/31/07             2006             2005             2004             2003           2002
                                (UNAUDITED)

Net asset value,
beginning of period                  $13.80           $15.95           $14.29           $12.59           $11.07         $13.59
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(d)     $0.10           $(0.02)           $0.03           $(0.04)          $(0.03)        $(0.05)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 2.18            (0.27)            2.19             1.74             1.55          (2.46)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                            $2.28           $(0.29)           $2.22            $1.70            $1.52         $(2.51)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income         $(0.11)             $--           $(0.02)             $--              $--            $--
  From net realized gain on
  investments and foreign
  currency transactions               (0.38)           (1.86)           (0.54)              --               --          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                         $(0.49)          $(1.86)          $(0.56)             $--              $--         $(0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $15.59           $13.80           $15.95           $14.29           $12.59         $11.07
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            16.62(n)         (1.86)           15.64            13.50            13.73         (18.49)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                         2.04(a)          2.04             2.03             2.00             2.08           2.07
Expenses after expense
reductions (f)                         1.94(a)          1.94             1.93             1.95              N/A           2.11(e)
Net investment income (loss)           1.37(a)         (0.15)            0.23            (0.32)           (0.23)         (0.37)
Portfolio turnover                       24               46               60               63               65             78
Net assets at end of period
(000 Omitted)                       $95,129         $103,520         $176,356         $159,017         $106,169        $90,726
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                     YEARS ENDED 7/31
                                         ENDED         ----------------------------------------------------------------------
CLASS I                                1/31/07            2006            2005            2004            2003           2002
                                   (UNAUDITED)

Net asset value,
beginning of period                     $14.32          $16.43          $14.69          $12.85          $11.19         $13.61
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)              $0.16           $0.13           $0.20           $0.09           $0.09          $0.09
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        2.27           (0.28)           2.24            1.79            1.57          (2.50)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $2.43          $(0.15)          $2.44           $1.88           $1.66         $(2.41)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income            $(0.29)         $(0.10)         $(0.16)         $(0.04)            $--         $(0.00)(w)
  From net realized gain on
  investments and foreign
  currency transactions                  (0.38)          (1.86)          (0.54)             --              --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                            $(0.67)         $(1.96)         $(0.70)         $(0.04)            $--         $(0.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $16.08          $14.32          $16.43          $14.69          $12.85         $11.19
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                  17.14(n)        (0.85)          16.81           14.66           14.83         (17.72)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                            1.04(a)         1.04            1.03            1.00            1.06           1.07
Expenses after expense
reductions (f)                            0.94(a)         0.94            0.93            0.95             N/A           1.11(e)
Net investment income                     2.21(a)         0.84            1.31            0.63            0.77           0.66
Portfolio turnover                          24              46              60              63              65             78
Net assets at end of period
(000 Omitted)                          $19,362         $56,874         $83,422         $43,766          $6,997        $12,109
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS                               YEARS ENDED 7/31
                                                       ENDED       ----------------------------------------------------------
CLASS R                                              1/31/07             2006            2005            2004         2003(i)
                                                 (UNAUDITED)

Net asset value, beginning of period                  $14.16           $16.26          $14.58          $12.80          $11.13
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.15            $0.05           $0.10           $0.02          $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   2.22            (0.26)           2.24            1.77            1.68
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.37           $(0.21)          $2.34           $1.79           $1.67
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.21)          $(0.03)         $(0.12)         $(0.01)            $--
  From net realized gain on investments and
  foreign currency transactions                        (0.38)           (1.86)          (0.54)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.59)          $(1.89)         $(0.66)         $(0.01)            $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.94           $14.16          $16.26          $14.58          $12.80
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                16.85(n)         (1.28)          16.16           14.02           15.00(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.54(a)          1.54            1.54            1.49            1.91(a)
Expenses after expense reductions (f)                   1.44(a)          1.44            1.44            1.44             N/A
Net investment income (loss)                            1.99(a)          0.36            0.67            0.17           (0.13)(a)
Portfolio turnover                                        24               46              60              63              65
Net assets at end of period (000 Omitted)            $13,152          $15,151         $19,866          $8,357          $2,378
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS                 YEARS ENDED 7/31
                                                                 ENDED       -----------------------------
CLASS R1                                                       1/31/07              2006           2005(i)
                                                           (UNAUDITED)

Net asset value, beginning of period                            $13.73            $15.93            $15.26
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $0.11            $(0.03)           $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                2.15             (0.27)             0.68(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 $2.26            $(0.30)            $0.67
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.18)           $(0.04)              $--
  From net realized gain on investments and
  foreign currency transactions                                  (0.38)            (1.86)               --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.56)           $(1.90)              $--
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $15.43            $13.73            $15.93
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          16.56(n)          (1.93)             4.39(n)
----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            2.23(a)           2.24              2.23(a)
Expenses after expense reductions (f)                             2.03(a)           2.05              2.13(a)
Net investment income (loss)                                      1.49(a)          (0.22)            (0.17)(a)
Portfolio turnover                                                  24                46                60
Net assets at end of period (000 Omitted)                         $510              $300               $84
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                           SIX MONTHS                 YEARS ENDED 7/31
                                                                ENDED       ------------------------------
CLASS R2                                                      1/31/07              2006            2005(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $13.84            $15.95             $15.26
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.12             $0.02              $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                               2.18             (0.27)              0.68(g)
----------------------------------------------------------------------------------------------------------
Total from investment operations                                $2.30            $(0.25)             $0.69
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                   $(0.20)           $(0.00)(w)            $--
  From net realized gain on investments and
  foreign currency transactions                                 (0.38)            (1.86)                --
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.58)           $(1.86)               $--
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $15.56            $13.84             $15.95
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         16.71(n)          (1.58)              4.52(n)
----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.94(a)           1.94               1.95(a)
Expenses after expense reductions (f)                            1.68(a)           1.71               1.85(a)
Net investment income                                            1.67(a)           0.14               0.12(a)
Portfolio turnover                                                 24                46                 60
Net assets at end of period (000 Omitted)                        $207              $174               $106
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                           SIX MONTHS                          YEARS ENDED 7/31
                                                                ENDED          --------------------------------------------
CLASS R3                                                      1/31/07              2006              2005           2004(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $14.03            $16.16            $14.53            $13.22
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                              $0.14             $0.03             $0.04            $(0.02)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                            2.20             (0.27)             2.26              1.36
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $2.34            $(0.24)            $2.30             $1.34
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                   $(0.21)           $(0.03)           $(0.13)           $(0.03)
  From net realized gain on investments and
  foreign currency transactions                                 (0.38)            (1.86)            (0.54)               --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.59)           $(1.89)           $(0.67)           $(0.03)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $15.78            $14.03            $16.16            $14.53
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         16.82(n)          (1.52)            15.95             10.14(n)
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.79(a)           1.79              1.81              1.78(a)
Expenses after expense reductions (f)                            1.58(a)           1.61              1.71              1.73(a)
Net investment income (loss)                                     1.82(a)           0.20              0.23             (0.18)(a)
Portfolio turnover                                                 24                46                60                63
Net assets at end of period (000 Omitted)                      $4,194            $3,468            $2,580              $362
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                     SIX MONTHS                 YEARS ENDED 7/31
                                                                          ENDED       -----------------------------
CLASS R4                                                                1/31/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $14.20            $16.32            $15.59
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.17             $0.08             $0.04
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                         2.22             (0.28)             0.69(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.39            $(0.20)            $0.73
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.25)           $(0.06)              $--
  From net realized gain on investments and
  foreign currency transactions                                           (0.38)            (1.86)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.63)           $(1.92)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $15.96            $14.20            $16.32
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   16.95(n)          (1.20)             4.68(n)
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.44(a)           1.44              1.42(a)
Expenses after expense reductions (f)                                      1.34(a)           1.34              1.32(a)
Net investment income                                                      2.16(a)           0.59              0.68(a)
Portfolio turnover                                                           24                46                60
Net assets at end of period (000 Omitted)                                $2,940            $2,336               $52
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS                 YEARS ENDED 7/31
                                                                          ENDED           -------------------------
CLASS R5                                                                1/31/07              2006           2005(i)
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $14.23            $16.34            $15.59
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.18             $0.12             $0.05
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                         2.23             (0.28)             0.70(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $2.41            $(0.16)            $0.75
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.28)           $(0.09)              $--
  From net realized gain on investments and
  foreign currency transactions                                           (0.38)            (1.86)               --
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                             $(0.66)           $(1.95)              $--
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $15.98            $14.23            $16.34
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   17.07(n)          (0.93)             4.81(n)
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.13(a)           1.14              1.13(a)
Expenses after expense reductions (f)                                      1.03(a)           1.04              1.03(a)
Net investment income                                                      2.32(a)           0.77              0.98(a)
Portfolio turnover                                                           24                46                60
Net assets at end of period (000 Omitted)                                   $61               $52               $52
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS                             YEARS ENDED 7/31
                                                          ENDED          ----------------------------------------------------
CLASS 529A                                              1/31/07            2006           2005           2004            2003
                                                    (UNAUDITED)

Net asset value, beginning of period                     $14.12          $16.23         $14.54         $12.76          $11.07
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                               $0.14           $0.04          $0.09          $0.01           $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.22           (0.27)          2.23           1.77            1.68
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $2.36          $(0.23)         $2.32          $1.78           $1.69
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.20)         $(0.02)        $(0.09)           $--             $--
  From net realized gain on investments and foreign
  currency transactions                                   (0.38)          (1.86)         (0.54)            --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.58)         $(1.88)        $(0.63)           $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $15.90          $14.12         $16.23         $14.54          $12.76
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                16.82(n)        (1.43)         16.09          13.95           14.13
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.64(a)         1.64           1.63           1.59            1.77
Expenses after expense reductions (f)                      1.54(a)         1.54           1.53           1.54             N/A
Net investment income                                      1.81(a)         0.27           0.58           0.06            0.10
Portfolio turnover                                           24              46             60             63              65
Net assets at end of period (000 Omitted)                $1,140          $1,077         $1,057           $697            $196
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS                             YEARS ENDED 7/31
                                                          ENDED          ----------------------------------------------------
CLASS 529B                                              1/31/07            2006           2005           2004            2003
                                                    (UNAUDITED)

Net asset value, beginning of period                     $13.64          $15.82         $14.22         $12.56          $10.96
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                        $0.09          $(0.05)        $(0.01)        $(0.08)         $(0.06)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.13           (0.27)          2.18           1.74            1.66
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $2.22          $(0.32)         $2.17          $1.66           $1.60
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.13)            $--         $(0.03)           $--             $--
  From net realized gain on investments and foreign
  currency transactions                                   (0.38)          (1.86)         (0.54)            --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.51)         $(1.86)        $(0.57)           $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $15.35          $13.64         $15.82         $14.22          $12.56
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                16.41(n)        (2.07)         15.36          13.22           13.46
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     2.28(a)         2.29           2.28           2.25            2.41
Expenses after expense reductions (f)                      2.18(a)         2.19           2.18           2.20             N/A
Net investment income (loss)                               1.25(a)        (0.38)         (0.04)         (0.59)          (0.55)
Portfolio turnover                                           24              46             60             63              65
Net assets at end of period (000 Omitted)                  $454            $366           $342           $223             $71
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS                             YEARS ENDED 7/31
                                                          ENDED          ----------------------------------------------------
CLASS 529C                                              1/31/07            2006           2005           2004            2003
                                                    (UNAUDITED)

Net asset value, beginning of period                     $13.65          $15.82         $14.22         $12.56          $10.96
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                        $0.08          $(0.05)        $(0.01)        $(0.08)         $(0.06)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.15           (0.26)          2.17           1.74            1.66
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $2.23          $(0.31)         $2.16          $1.66           $1.60
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.11)            $--         $(0.02)           $--             $--
  From net realized gain on investments and foreign
  currency transactions                                   (0.38)          (1.86)         (0.54)            --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.49)         $(1.86)        $(0.56)           $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $15.39          $13.65         $15.82         $14.22          $12.56
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                16.42(n)        (2.01)         15.31          13.22           13.46
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     2.29(a)         2.29           2.29           2.25            2.42
Expenses after expense reductions (f)                      2.19(a)         2.19           2.19           2.20             N/A
Net investment income (loss)                               1.15(a)        (0.37)         (0.08)         (0.59)          (0.53)
Portfolio turnover                                           24              46             60             63              65
Net assets at end of period (000 Omitted)                  $785            $725           $712           $404            $104
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3) and April 1, 2005
    (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Strategic Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                 7/31/06

      Ordinary income (including any short-term
      capital gains)                                         $51,728,572
      Long-term capital gain                                 108,947,186
      ------------------------------------------------------------------
      Total distributions                                   $160,675,758
      ------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 1/31/07

          Cost of investments                           $756,533,307
          ----------------------------------------------------------
          Gross appreciation                             128,215,781
          Gross depreciation                             (12,890,029)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $115,325,752

          AS OF 7/31/06

          Undistributed ordinary income                   $2,654,674
          Post-October capital loss deferral              (5,004,527)
          Other temporary differences                        (84,763)
          Net unrealized appreciation (depreciation)      48,031,006

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended January 31, 2007, this waiver amounted to $462,328 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,373 and $311 for the six months ended January 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                              0.10               0.25              0.35%             0.35%            $911,756
Class B                              0.75               0.25              1.00%             1.00%           1,264,824
Class C                              0.75               0.25              1.00%             1.00%             491,505
Class R                              0.25               0.25              0.50%             0.50%              38,170
Class R1                             0.50               0.25              0.75%             0.75%               1,566
Class R2                             0.25               0.25              0.50%             0.50%                 468
Class R3                             0.25               0.25              0.50%             0.50%               9,828
Class R4                               --               0.25              0.25%             0.25%               3,462
Class 529A                           0.25               0.25              0.50%             0.35%               1,928
Class 529B                           0.75               0.25              1.00%             1.00%               2,084
Class 529C                           0.75               0.25              1.00%             1.00%               3,633
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,729,224

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    January 31, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $14,516
              Class B                                   $593,999
              Class C                                     $9,782
              Class 529B                                     $91
              Class 529C                                     $10

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended January 31, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,377
              Class 529B                                     521
              Class 529C                                     908
              --------------------------------------------------
              Total Program Manager Fees                  $2,806

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2007, the fee was $383,241, which equated to 0.0830% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the six months ended January 31, 2007, the sub-accounting fee for SRS was $9,144, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended January 31, 2007, these out-of-pocket and sub-accounting costs amounted to $247,486. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended January 31, 2007 was equivalent to an annual effective rate of 0.0184% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended January 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                       ANNUAL
                                    EFFECTIVE               TOTAL
                 FEE RATE             RATE(g)              AMOUNT

Class R1            0.45%               0.35%                $940
Class R2            0.40%               0.25%                 374
Class R3            0.25%               0.15%               4,914
Class R4            0.15%               0.15%               2,077
Class R5            0.10%               0.10%                  28
-----------------------------------------------------------------
Total Retirement Plan Administration and Services Fees     $8,333

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended January 31, 2007, this waiver amounted to $2,315 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2007, the fee paid to Tarantino LLC was $3,612. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,429, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $0 and $0, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                     1/31/07                           7/31/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    2,825,128       $42,721,963       7,760,012      $116,500,038
  Class B                                      353,327         5,206,056       1,618,652        23,347,995
  Class C                                      156,288         2,307,626         730,471        10,742,881
  Class I                                       46,301           692,621       1,586,846        23,678,614
  Class R                                       80,196         1,198,973         262,717         3,868,987
  Class R1                                      24,514           360,193          17,963           266,930
  Class R2                                         643             9,540           8,905           124,962
  Class R3                                     136,877         2,095,574         210,219         3,121,375
  Class R4                                     140,116         2,161,880         182,031         2,636,952
  Class 529A                                     3,453            52,757          14,967           221,307
  Class 529B                                     3,627            52,786           4,434            65,165
  Class 529C                                     3,014            44,011           8,629           124,345
----------------------------------------------------------------------------------------------------------
                                             3,773,484       $56,903,980      12,405,846      $184,699,551

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    1,099,589       $16,966,663       5,828,293       $82,878,316
  Class B                                      481,629         7,229,249       2,732,362        37,843,257
  Class C                                      170,074         2,556,212       1,125,558        15,600,245
  Class I                                       34,355           531,815         472,874         6,752,639
  Class R                                       35,467           544,776         147,599         2,091,476
  Class R1                                       1,165            17,338           1,969            27,150
  Class R2                                         475             7,129             440             6,104
  Class R3                                      10,432           158,570          27,770           390,132
  Class R4                                       7,012           107,780             435             6,174
  Class R5                                         155             2,387             442             6,268
  Class 529A                                     2,603            39,880           9,092           128,567
  Class 529B                                     1,026            15,181           3,242            44,447
  Class 529C                                     1,604            23,807           6,313            86,619
----------------------------------------------------------------------------------------------------------
                                             1,845,586       $28,200,787      10,356,389      $145,861,394

Shares reacquired
  Class A                                  (13,735,594)    $(207,889,360)    (25,139,308)    $(373,810,900)
  Class B                                   (4,097,299)      (59,863,112)    (10,814,084)     (156,437,098)
  Class C                                   (1,724,303)      (25,119,265)     (5,413,568)      (77,892,415)
  Class I                                   (2,848,391)      (41,251,366)     (3,166,030)      (48,255,669)
  Class R                                     (360,831)       (5,545,358)       (561,590)       (8,255,129)
  Class R1                                     (14,489)         (215,238)         (3,328)          (46,558)
  Class R2                                        (385)           (5,477)         (3,392)          (51,382)
  Class R3                                    (128,667)       (1,980,971)       (150,494)       (2,206,032)
  Class R4                                    (127,395)       (1,998,323)        (21,153)         (306,948)
  Class 529A                                   (10,614)         (159,224)        (12,926)         (186,883)
  Class 529B                                    (1,934)          (28,972)         (2,485)          (34,403)
  Class 529C                                    (6,704)          (93,614)         (6,808)          (96,684)
----------------------------------------------------------------------------------------------------------
                                           (23,056,606)    $(344,150,280)    (45,295,166)    $(667,580,101)

Net change
  Class A                                   (9,810,877)    $(148,200,734)    (11,551,003)    $(174,432,546)
  Class B                                   (3,262,343)      (47,427,807)     (6,463,070)      (95,245,846)
  Class C                                   (1,397,941)      (20,255,427)     (3,557,539)      (51,549,289)
  Class I                                   (2,767,735)      (40,026,930)     (1,106,310)      (17,824,416)
  Class R                                     (245,168)       (3,801,609)       (151,274)       (2,294,666)
  Class R1                                       11,190           162,293          16,604           247,522
  Class R2                                          733            11,192           5,953            79,684
  Class R3                                       18,642           273,173          87,495         1,305,475
  Class R4                                       19,733           271,337         161,313         2,336,178
  Class R5                                          155             2,387             442             6,268
  Class 529A                                    (4,558)          (66,587)          11,133           162,991
  Class 529B                                      2,719            38,995           5,191            75,209
  Class 529C                                    (2,086)          (25,796)           8,134           114,280
----------------------------------------------------------------------------------------------------------
                                           (17,437,536)    $(259,045,513)    (22,532,931)    $(337,019,156)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2007, the fund's commitment fee and interest expense were $3,672 and $3,847, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) SUBSEQUENT EVENT

Effective March 30, 2007, Class 529A, Class 529B, and Class 529C shares of Strategic Value Fund will be terminated.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                              MFS(R) EMERGING MARKETS DEBT FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
EXPENSE TABLE                                                3
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     5
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         14
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     16
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         18
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        19
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               24
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               36
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       36
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              36
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        1/31/07
                                                                        EMD-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.


    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    March 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      96.0%
              Cash & Other Net Assets                     4.0%

              FIXED INCOME SECTORS (i)

              Emerging Markets Bonds                     93.9%
              ------------------------------------------------
              U.S. Treasury Securities                    2.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              A                                           3.0%
              ------------------------------------------------
              BBB                                        19.3%
              ------------------------------------------------
              BB                                         41.6%
              ------------------------------------------------
              B                                          25.8%
              ------------------------------------------------
              CCC                                         0.1%
              ------------------------------------------------
              C                                           0.3%
              ------------------------------------------------
              Not Rated                                   9.9%
              ------------------------------------------------
              PORTFOLIO FACTS

              Average Duration (d)                         6.7
              ------------------------------------------------
              Average Life (m)                       13.5 yrs.
              ------------------------------------------------
              Average Maturity (m)                   14.4 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    BB
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              Brazil                                     17.7%
              ------------------------------------------------
              Mexico                                     10.6%
              ------------------------------------------------
              Russia                                     10.6%
              ------------------------------------------------
              Argentina                                   9.9%
              ------------------------------------------------
              Turkey                                      8.2%
              ------------------------------------------------
              Venezuela                                   6.6%
              ------------------------------------------------
              Philippines                                 6.4%
              ------------------------------------------------
              United States                               6.1%
              ------------------------------------------------
              Uruguay                                     3.2%
              ------------------------------------------------
              Other Countries                            20.7%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 01/31/07.

Percentages are based on net assets as of 01/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2006 through January 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    8/01/06-
Class                       Ratio      8/01/06          1/31/07       1/31/07
--------------------------------------------------------------------------------
        Actual              1.39%     $1,000.00        $1,077.00        $7.28
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.39%     $1,000.00        $1,018.20        $7.07
--------------------------------------------------------------------------------
        Actual              2.14%     $1,000.00        $1,072.80       $11.18
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.14%     $1,000.00        $1,014.42       $10.87
--------------------------------------------------------------------------------
        Actual              2.14%     $1,000.00        $1,072.10       $11.18
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.14%     $1,000.00        $1,014.42       $10.87
--------------------------------------------------------------------------------
        Actual              1.14%     $1,000.00        $1,078.30        $5.97
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.14%     $1,000.00        $1,019.46        $5.80
--------------------------------------------------------------------------------
        Actual              1.23%     $1,000.00        $1,077.70        $6.44
  W     ------------------------------------------------------------------------
        Hypothetical (h)    1.23%     $1,000.00        $1,019.00        $6.26
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
1/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.


Bonds - 92.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------
Foreign Bonds - 92.7%
----------------------------------------------------------------------------------------------------
Argentina - 10.1%
----------------------------------------------------------------------------------------------------
Central Bank of Argentina, 2%, 2018                               ARS   4,644,985       $  1,304,433
Central Bank of Argentina, FRN, 11.2292%, 2008                    ARS   4,888,000          1,585,422
Province del Neuquen, 8.656%, 2014 (l)(n)                           $     549,000            569,588
Republic of Argentina, 7%, 2013                                         3,445,999          3,296,481
Republic of Argentina, 7%, 2015                                         4,677,600          4,351,467
Republic of Argentina, 8.28%, 2033                                      1,618,332          1,858,654
Republic of Argentina, FRN, 12.0972%, 2008                        ARS  12,224,000          3,999,250
Republic of Argentina, FRN, 5.589%, 2012                            $   7,757,250          7,364,216
Republic of Argentina, FRN, 5.83%, 2033                           ARS   4,530,000          2,240,410
                                                                                        ------------
                                                                                        $ 26,569,921
----------------------------------------------------------------------------------------------------
Brazil - 17.5%
----------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                     $   1,335,000       $  1,378,388
Banco BMG S.A., 9.15%, 2016                                               100,000            103,250
Banco do Brasil S.A., 7.95%, 2049 (n)                                     643,000            660,683
Banco do Estado de Sao Paulo S.A., 8.7%, 2010                             531,000            565,515
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                         841,000            889,358
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)                      522,000            558,540
Centrais Eletricas Brasileiras S.A., 7.75%, 2015                          808,000            864,560
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                 262,000            287,283
CESP - Companhia Energetica de Sao Paulo, 10%, 2015 (z)           BRL   3,768,000          1,791,751
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP,
7.5%, 2016 (n)                                                      $     464,000            489,520
Cosan Finance Ltd., 7%, 2017 (z)                                          668,000            651,768
Federative Republic of Brazil, 6%, 2009                           BRL     533,888            241,897
Federative Republic of Brazil, 10%, 2012                          BRL     631,000            270,876
Federative Republic of Brazil, 6%, 2017                             $   1,312,000          1,281,824
Federative Republic of Brazil, 8%, 2018                                 5,840,000          6,456,120
Federative Republic of Brazil, 8.875%, 2019                               982,000          1,193,130
Federative Republic of Brazil, 8.875%, 2024                             2,194,000          2,709,590
Federative Republic of Brazil, 8.25%, 2034                              3,606,000          4,294,746
Federative Republic of Brazil, 7.125%, 2037                             3,789,000          4,003,079
Federative Republic of Brazil, 11%, 2040                                2,470,000          3,252,990
Federative Republic of Brazil, CLN, 6%, 2009 (z)                  BRL   3,815,598          1,727,026
Federative Republic of Brazil, CLN, 6%, 2009 (z)                  BRL   2,576,746          1,166,294
Federative Republic of Brazil, CLN, 6%, 2009 (z)                  BRL   1,467,787            664,354
Federative Republic of Brazil, CLN, 10%, 2012                     BRL   5,294,000          2,272,609
Federative Republic of Brazil, CLN, 10%, 2012                     BRL   2,847,000          1,222,160
Federative Republic of Brazil, CLN, 10%, 2012                     BRL   2,645,000          1,135,446
Federative Republic of Brazil, CLN, 10%, 2012                     BRL   1,390,000            596,699
Federative Republic of Brazil, CLN, 10%, 2012                     BRL   1,057,000            453,749
Federative Republic of Brazil, CLN I, 6%, 2009 (z)                BRL   2,500,434          1,131,753
Federative Republic of Brazil, CLN II, 6%, 2009 (z)               BRL   1,173,905            531,336
ISA Capital do Brasil S.A., 7.875%, 2012 (z)                        $   1,075,000          1,093,813
ISA Capital do Brasil S.A., 8.8%, 2017 (z)                              1,142,000          1,174,547
JBS S.A., 10.5%, 2016 (n)                                                 728,000            788,060
Nota do Tesouro Nacional, 10%, 2017                               BRL     724,000            293,086
                                                                                        ------------
                                                                                        $ 46,195,800
----------------------------------------------------------------------------------------------------
Chile - 0.5%
----------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                              $   1,212,000       $  1,280,415
----------------------------------------------------------------------------------------------------
Colombia - 2.9%
----------------------------------------------------------------------------------------------------
Republic of Colombia, 7.375%, 2037                                  $   3,000,000       $  3,180,000
Republic of Colombia, FRN, 7.175%, 2015                                 4,233,000          4,453,116
                                                                                        ------------
                                                                                        $  7,633,116
----------------------------------------------------------------------------------------------------
Costa Rica - 0.4%
----------------------------------------------------------------------------------------------------
Republic of Costa Rica, 9.995%, 2020                                $     773,000       $  1,002,968
----------------------------------------------------------------------------------------------------
Dominican Republic - 0.9%
----------------------------------------------------------------------------------------------------
Autopistas del Nordeste, 9.39%, 2026 (z)                            $     232,120       $    239,084
Cap Cana S.A., 9.625%, 2013 (z)                                           861,000            869,610
Dominican Republic, 9.04%, 2018                                         1,070,024          1,226,783
                                                                                        ------------
                                                                                        $  2,335,477
----------------------------------------------------------------------------------------------------
Ecuador - 0.1%
----------------------------------------------------------------------------------------------------
Republic of Ecuador, 10%, 2030                                      $     406,000       $    317,492
----------------------------------------------------------------------------------------------------
Egypt - 1.2%
----------------------------------------------------------------------------------------------------
Arab Republic of Egypt, 0%, 2007                                  EGP  11,425,000       $  2,004,439
Arab Republic of Egypt, 0%, 2007                                  EGP   1,700,000            296,105
Arab Republic of Egypt, 8.75%, 2011                                 $     651,000            733,189
                                                                                        ------------
                                                                                        $  3,033,733
----------------------------------------------------------------------------------------------------
El Salvador - 1.1%
----------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                $     634,000       $    753,509
Republic of El Salvador, 7.65%, 2035                                      489,000            546,947
Republic of El Salvador, 7.65%, 2035 (n)                                1,438,000          1,608,403
                                                                                        ------------
                                                                                        $  2,908,859
----------------------------------------------------------------------------------------------------
Guatemala - 0.3%
----------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034                                 $     749,000       $    857,605
----------------------------------------------------------------------------------------------------
India - 0.6%
----------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (z)                              $     818,000       $    811,688
ICICI Bank Ltd., FRN, 7.25%, 2049 (n)                                     844,000            867,527
                                                                                        ------------
                                                                                        $  1,679,215
----------------------------------------------------------------------------------------------------
Indonesia - 2.4%
----------------------------------------------------------------------------------------------------
Adaro Finance B.V., 8.5%, 2010                                      $     449,000       $    457,980
Adaro Finance B.V., 8.5%, 2010 (n)                                        470,000            479,400
Excelcomindo Finance Co. B.V., 8%, 2009                                   463,000            472,260
Majapahit Holding B.V., 7.75%, 2016 (n)                                 1,952,000          2,044,720
Majapahit Holding B.V., 7.75%, 2016                                       318,000            333,105
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                        968,000            981,085
Republic of Indonesia, CLN, FRN, 12.8%, 2021                              710,028            798,029
Republic of Indonesia, CLN, FRN, 11%, 2025 (z)                            440,000            469,326
Republic of Indonesia, CLN, FRN, 11%, 2025                                385,000            377,273
                                                                                        ------------
                                                                                        $  6,413,178
----------------------------------------------------------------------------------------------------
Jamaica - 0.6%
----------------------------------------------------------------------------------------------------
Digicel Ltd., 9.25%, 2012 (n)                                       $     785,000       $    839,950
Government of Jamaica, 10.625%, 2017                                      598,000            723,580
                                                                                        ------------
                                                                                        $  1,563,530
----------------------------------------------------------------------------------------------------
Kazakhstan - 2.6%
----------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012                                           $     752,000       $    765,837
CenterCredit International B.V., 8.625%, 2014 (n)                       1,428,000          1,398,583
HSBK Europe B.V., 7.75%, 2013 (n)                                         774,000            803,025
Intergas Finance B.V., 6.875%, 2011 (n)                                 1,135,000          1,164,510
Intergas Finance B.V., 6.875%, 2011                                       300,000            307,800
Kazkommerts International B.V., 8%, 2015 (n)                              268,000            271,538
Kazkommerts International B.V., 8%, 2015                                1,056,000          1,069,939
Turanalem Finance B.V., 8.25%, 2037 (z)                                 1,066,000          1,079,325
                                                                                        ------------
                                                                                        $  6,860,557
----------------------------------------------------------------------------------------------------
Lebanon - 0.3%
----------------------------------------------------------------------------------------------------
Lebanese Republic, 8.5%, 2016                                       $     819,000       $    821,048
----------------------------------------------------------------------------------------------------
Macau - 0.3%
----------------------------------------------------------------------------------------------------
Galaxy Entertainment Co. Ltd., FRN, 10.3544%, 2010 (n)              $     762,000       $    809,625
----------------------------------------------------------------------------------------------------
Mexico - 10.4%
----------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049 (n)               $   1,216,000       $  1,208,278
Grupo Posadas S.A. de C.V., 8.75%, 2011 (n)                               162,000            169,290
Grupo Posadas S.A. de C.V., 8.75%, 2011                                   308,000            321,860
Grupo Televisa S.A., 8.5%, 2032                                           623,000            761,369
Pemex Project Funding Master Trust, 8.625%, 2022                        5,532,000          6,762,870
Pemex Project Funding Master Trust, 9.5%, 2027 (l)                      3,216,000          4,229,040
Pemex Project Funding Master Trust, 6.625%, 2035                        2,814,000          2,799,930
United Mexican States, 10%, 2024                                  MXN  15,075,000          1,628,067
United Mexican States, 8.3%, 2031                                   $   2,102,000          2,648,520
United Mexican States, 6.75%, 2034                                      4,148,000          4,396,880
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                     950,000          1,035,500
Vitro S.A., 8.625%, 2012 (z)                                              486,000            490,860
Vitro S.A., 9.125%, 2017 (z)                                              963,000            972,630
                                                                                        ------------
                                                                                        $ 27,425,094
----------------------------------------------------------------------------------------------------
Pakistan - 0.3%
----------------------------------------------------------------------------------------------------
Pakistan Mobile Communications, 8.625%, 2013 (n)                        $680,000          $710,600
----------------------------------------------------------------------------------------------------
Panama - 1.9%
----------------------------------------------------------------------------------------------------
Aes Panama S.A., 6.35%, 2016 (l)(n)                                 $   1,051,000       $  1,023,596
Republic of Panama, 9.375%, 2029                                        3,153,000          4,114,665
                                                                                        ------------
                                                                                        $  5,138,261
----------------------------------------------------------------------------------------------------
Peru - 2.4%
----------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021 (n)                     $   1,030,000       $  1,015,723
Iirsa Norte Finance Ltd., 8.75%, 2024 (n)(p)                            1,219,553          1,411,632
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                          1,673,000          1,087,450
Republic of Peru, 5% to 2007, FRN to 2017                                 936,960            932,744
Republic of Peru, FRN, 5%, 2017                                         1,396,880          1,388,499
Southern Copper Corp., 7.5%, 2035                                         535,000            569,539
                                                                                        ------------
                                                                                        $  6,405,587
----------------------------------------------------------------------------------------------------
Philippines - 6.4%
----------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (n)                              $     853,000       $    863,663
National Power Corp., FRN, 9.62%, 2011                                  1,161,000          1,305,093
Republic of Philippines, 9.375%, 2017                                   5,372,000          6,580,700
Republic of Philippines, 7.5%, 2024                                     3,568,000          3,875,740
Republic of Philippines, 7.75%, 2031                                    2,938,000          3,297,905
Republic of Philippines, 6.375%, 2032                                     941,000            908,065
                                                                                        ------------
                                                                                        $ 16,831,166
----------------------------------------------------------------------------------------------------
Russia - 10.4%
----------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                   $   3,084,000       $  3,519,152
Evraz Securities S.A., 10.875%, 2009                                      700,000            764,974
Gaz Capital S.A., 8.625%, 2034                                          5,586,000          6,979,148
Gazprom International S.A., 7.201%, 2020                                4,152,000          4,313,098
Gazprom OAO, 9.625%, 2013                                               3,130,000          3,677,750
Gazprom OAO, 8.625%, 2034 (n)                                             100,000            125,300
Kuznetski Capital S.A., 7.335%, 2013                                    1,159,000          1,206,704
OJSC Vimpel Communications, 8.25%, 2016                                   585,000            616,473
OJSC Vimpel Communications, 8.25%, 2016 (n)                               503,000            530,061
RSHB Capital S.A., 7.175%, 2013 (n)                                       860,000            895,260
RSHB Capital S.A., 7.175%, 2013                                         1,409,000          1,466,769
Russian Standard Finance S.A., 7.5%, 2010 (n)                             592,000            574,832
Russian Standard Finance S.A., 8.625%, 2011 (n)                           641,000            641,000
Russian Standard Finance S.A., 8.625%, 2011                               100,000            100,000
TNK-BP Finance S.A., 7.5%, 2016                                           200,000            208,840
TNK-BP Finance S.A., 7.5%, 2016 (n)                                     1,690,000          1,764,698
                                                                                        ------------
                                                                                        $ 27,384,059
----------------------------------------------------------------------------------------------------
South Korea - 0.2%
----------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (n)                                        $     498,000       $    509,828
----------------------------------------------------------------------------------------------------
Turkey - 8.0%
----------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.36%, 2010 (z)                             $     850,000       $    860,625
Republic of Turkey, 0%, 2008                                      TRY   2,800,000          1,520,640
Republic of Turkey, 0%, 2008                                      TRY   3,211,000          1,721,002
Republic of Turkey, 11.5%, 2012                                     $     739,000            901,580
Republic of Turkey, 11%, 2013                                             921,000          1,124,771
Republic of Turkey, 9.5%, 2014                                          1,175,000          1,364,469
Republic of Turkey, 7.25%, 2015                                         2,108,000          2,176,510
Republic of Turkey, 7%, 2016                                            1,129,000          1,141,701
Republic of Turkey, 7.375%, 2025                                        4,858,000          4,955,160
Republic of Turkey, 8%, 2034                                            2,159,000          2,318,226
Republic of Turkey, 6.875%, 2036                                        2,160,000          2,043,900
T2 Capital Finance Co. S.A., FRN, 6.95%, 2017 (z)                       1,052,000          1,052,000
                                                                                        ------------
                                                                                        $ 21,180,584
----------------------------------------------------------------------------------------------------
Ukraine - 0.8%
----------------------------------------------------------------------------------------------------
Naftogaz Ukraine, 8.125%, 2009                                      $   2,100,000       $  2,092,797
----------------------------------------------------------------------------------------------------
Uruguay - 3.1%
----------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                    $     887,000       $  1,067,948
Republic of Uruguay, 5%, 2018                                     UYU  29,270,000          1,324,249
Republic of Uruguay, 8%, 2022                                       $   3,329,000          3,711,835
Republica Orient Uruguay, 7.625%, 2036                                  1,983,000          2,126,768
                                                                                        ------------
                                                                                        $  8,230,800
----------------------------------------------------------------------------------------------------
Venezuela - 6.4%
----------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                   $   3,223,000       $  3,521,128
Republic of Venezuela, 7%, 2018                                         7,728,000          7,670,035
Republic of Venezuela, 7.65%, 2025                                      3,103,000          3,227,120
Republic of Venezuela, 9.25%, 2027                                      2,104,000          2,582,660
                                                                                        ------------
                                                                                        $ 17,000,943
----------------------------------------------------------------------------------------------------
Vietnam - 0.6%
----------------------------------------------------------------------------------------------------
Republic of Vietnam, 6.875%, 2016                                   $   1,433,000       $  1,528,727
----------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $237,141,921)                                             $244,720,985
----------------------------------------------------------------------------------------------------
Warrants - 0.3%
----------------------------------------------------------------------------------------------------
                                                 STRIKE      FIRST
                                                  PRICE   EXERCISE     SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
----------------------------------------------------------------------------------------------------
Republic of Argentina, GDP-Linked, expires
2035 (Identified Cost, $442,716)                    N/A        N/A     $5,733,967           $784,407
----------------------------------------------------------------------------------------------------
Put Options Purchased - 0.0%
----------------------------------------------------------------------------------------------------
                                                                      PER AMOUNT
ISSUER/EXPIRATION DATE/STRIKE PRICE                                 OF CONTRACTS         VALUE ($)
----------------------------------------------------------------------------------------------------
BRL Currency - February 2007@ $1.0263                                   5,513,629       $        342
Republic of Argentina - February 2007@ $15.8551                         4,900,000                490
Republic of Argentina - March 2007@ $17.6258                            4,449,000             66,290
TRY Currency - February 2007@ $1.0632                                   3,682,500                 37
TRY Currency - February 2007@ $1.0426                                   3,611,305                599
U.S. Treasury Bonds Futures - February 2007@ $114                               3                359
                                                                                        ------------
TOTAL PUT OPTIONS PURCHASED (PREMIUMS PAID, $123,011)                                   $     68,117
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 5.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------
Farmer Mac, 5%, due 2/01/07, at Amortized Cost and Value (y)        $  14,041,000       $ 14,041,000
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 0.9%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                         2,444,048       $  2,444,048
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $254,192,696) (k)                                   $262,058,557
----------------------------------------------------------------------------------------------------
Call Options Written - 0.0%
----------------------------------------------------------------------------------------------------
                                                                       PER AMOUNT
ISSUER/EXPIRATION DATE/STRIKE PRICE                                  OF CONTRACTS          VALUE ($)
----------------------------------------------------------------------------------------------------
BRL Currency - February 2007@ $0.9913
(Premiums Received, $17,930)                                           (4,950,000)      $          0
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.8%                                                      2,059,044
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                     $264,117,601
----------------------------------------------------------------------------------------------------

(k) As of January 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $221,436,026 and 84.5% of market value. An independent pricing service provided an evaluated bid for 66.35% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,369,047, representing 11.1% of net assets.
(p) Payment-in-kind security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                        CURRENT
                                                  ACQUISITION        ACQUISITION        MARKET         TOTAL % OF
RESTRICTED SECURITIES                                 DATE               COST            VALUE         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste, 9.39%, 2026            2/22/06-4/11/06         $  156,365        $ 239,084
Cap Cana S.A., 9.625%, 2013                    10/27/06-12/22/06           862,875          869,610
CESP - Companhia Energetica de Sao Paulo,
10%, 2015                                           1/16/07              1,766,609        1,791,751
Cosan Finance Ltd., 7%, 2017                        1/19/07                656,243          651,768
DFS Funding Corp., FRN, 7.36%, 2010             6/24/05-1/04/06            856,750          860,625
Federative Republic of Brazil, CLN I,
6%, 2009                                            3/13/06              1,049,632        1,131,753
Federative Republic of Brazil, CLN II,
6%, 2009                                            3/20/06                491,175          531,336
Federative Republic of Brazil, CLN,
6%, 2009                                        5/25/06-6/01/06          1,444,299        1,727,026
Federative Republic of Brazil, CLN,
6%, 2009                                        6/05/06-6/12/06            994,365        1,166,294
Federative Republic of Brazil, CLN,
6%, 2009                                            6/16/06                569,010          664,354
ICICI Bank Ltd., FRN, 6.375%, 2022                  1/09/07                816,086          811,688
ISA Capital do Brasil S.A., 7.875%, 2012            1/19/07              1,075,000        1,093,813
ISA Capital do Brasil S.A., 8.8%, 2017              1/19/07              1,147,520        1,174,547
Peru Enhanced Pass-Through Trust,
0%, 2018                                            12/14/06             1,070,887        1,087,450
Republic of Indonesia, CLN, FRN,
11%, 2025                                           9/19/07                437,298          469,326
T2 Capital Finance Co. S.A., FRN,
6.95%, 2017                                         1/26/07              1,052,000        1,052,000
Turanalem Finance B.V., 8.25%, 2037                 1/11/07              1,063,318        1,079,325
Vitro S.A., 8.625%, 2012                            1/25/07                481,179          490,860
Vitro S.A., 9.125%, 2017                            1/25/07                947,592          972,630
-----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                             $17,865,240       6.8%
                                                                                        ----------------------

The following abbreviations are used in this report and are defined:

CDI      Interbank Deposits Certificates
CLN      Credit-Linked Note
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS      Argentine Peso                  PEN      Peruvian Nuevo Sol
BRL      Brazilian Real                  PLN      Polish Zloty
CNY      Chinese Yuan Renminbi           RUB      Russian Ruble
EGP      Egyptian Pound                  TRY      Turkish Lira
IDR      Indonesian Rupiah               UYU      Uruguayan Peso
MXN      Mexican Peso                    ZAR      South African Rand


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 1/31/07

Sales and Purchases in the table below are reported by currency.

                                                                                               NET UNREALIZED
          CONTRACTS TO               SETTLEMENT            IN EXCHANGE          CONTRACTS       APPRECIATION
         DELIVER/RECEIVE                DATE                   FOR              AT VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
SALES
      ARS        9,500,016          2/05/07-3/05/07        $ 3,071,177        $ 3,057,402          $ 13,775
      BRL       14,058,443          2/05/07-3/15/07          6,501,906          6,590,911           (89,005)
      IDR    4,547,494,904              2/12/07                500,825            499,370             1,455
      PEN        6,841,068              2/05/07              2,139,840          2,139,804                36
      TRY        1,380,899              3/01/07                955,375            971,575           (16,200)
                                                           -----------        -----------          --------
                                                           $13,169,123        $13,259,062          $(89,939)
                                                           -----------        -----------          --------
PURCHASES
      ARS        9,674,484          2/05/07-3/05/07        $ 3,113,878        $ 3,113,976          $     98
      BRL        5,101,948          2/05/07-3/15/07          2,350,571          2,392,183            41,612
      CNY       36,146,460         2/12/07-2/28/07           4,660,995          4,665,263             4,268
      IDR      879,756,059              2/20/07                 96,676             96,562              (114)
      MXN       15,821,472         2/06/07-2/16/07           1,448,281          1,437,174           (11,107)
      PEN        6,841,070          2/05/07-3/05/07          2,145,042          2,140,589            (4,453)
      PLN        2,082,104              3/05/07                714,542            695,954           (18,588)
      RUB       32,275,092              2/22/07              1,218,158          1,219,283             1,125
      ZAR           64,771              3/05/07                  9,188              8,935              (253)
                                                           -----------        -----------          --------
                                                           $15,757,331        $15,769,919          $ 12,588
                                                           -----------        -----------          --------

At January 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $4,127 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT 1/31/07:

                                                                                                    UNREALIZED
                                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                                       CONTRACTS          VALUE            DATE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                            16           $1,762,000         Mar-07           $(9,056)
U.S. Treasury Note 10 yr (Long)                      36            3,843,000         Mar-07             9,374
----------------------------------------------------------------------------------------------------------------
                                                                                                      $   318
----------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 1/31/07

                                                                                                     UNREALIZED
                   NOTIONAL                               CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION          AMOUNT          COUNTERPARTY          TO RECEIVE               TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/31/09         BRL 8,460,000        JPMorgan        CDI (floating rate)    12.31% (fixed rate)         $0
12/31/09         BRL 3,150,000        JPMorgan        CDI (floating rate)    12.30% (fixed rate)          0
-----------------------------------------------------------------------------------------------------------------
                                                                                                         $0
-----------------------------------------------------------------------------------------------------------------

At January 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 1/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $2,395,170 of securities on
loan (identified cost, $254,192,696)                                $262,058,557
Cash                                                                   2,672,229
Foreign currency, at value (identified cost, $161,375)                   160,376
Receivable for forward foreign currency exchange contracts                68,903
Receivable for daily variation margin on open futures contracts           20,688
Receivable for investments sold                                        5,968,692
Receivable for fund shares sold                                        1,934,178
Interest receivable                                                    4,215,864
Other assets                                                               5,852
------------------------------------------------------------------------------------------------------
Total assets                                                                              $277,105,339
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $236,929
Payable for forward foreign currency exchange contracts                  146,254
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                               4,127
Payable for investments purchased                                      9,396,480
Payable for fund shares reacquired                                       568,334
Collateral for securities loaned, at value                             2,444,048
Payable to affiliates
  Management fee                                                          10,777
  Shareholder servicing costs                                              5,078
  Distribution and service fees                                            5,234
  Administrative services fee                                                299
Payable for independent trustees' compensation                               744
Accrued expenses and other liabilities                                   169,434
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $12,987,738
------------------------------------------------------------------------------------------------------
Net assets                                                                                $264,117,601
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $255,010,672
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            7,803,629
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                  1,813,967
Accumulated distributions in excess of net investment income            (510,667)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $264,117,601
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   18,767,573
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $207,567,546
  Shares outstanding                                                  14,756,121
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $14.07
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $14.77
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $21,352,648
  Shares outstanding                                                   1,513,353
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.11
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $22,801,529
  Shares outstanding                                                   1,616,018
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.11
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $9,796,285
  Shares outstanding                                                     697,290
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.05
------------------------------------------------------------------------------------------------------
Class W shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,599,593
  Shares outstanding                                                     184,791
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.07
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 1/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $8,959,830
  Foreign taxes withheld                                                  (30,086)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $8,929,744
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $882,582
  Distribution and service fees                                           539,057
  Shareholder servicing costs                                             213,559
  Administrative services fee                                              25,005
  Independent trustees' compensation                                        2,898
  Custodian fee                                                           105,805
  Shareholder communications                                               32,096
  Auditing fees                                                            27,220
  Legal fees                                                                2,394
  Miscellaneous                                                            51,133
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,881,749
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (37,070)
  Reduction of expenses by investment adviser and distributor             (92,434)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,752,245
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $7,177,499
------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $3,777,149
  Futures contracts                                                        95,277
  Swap transactions                                                        35,828
  Foreign currency transactions                                           (43,184)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $3,865,070
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $5,744,774
  Written options                                                          17,930
  Futures contracts                                                       (65,167)
  Translation of assets and liabilities in foreign currencies            (157,124)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                 $5,540,413
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $9,405,483
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $16,582,982
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      1/31/07                  7/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $7,177,499               $8,728,688
Net realized gain (loss) on investments and foreign currency
transactions                                                        3,865,070                4,158,430
Net unrealized gain (loss) on investments and foreign
currency translation                                                5,540,413               (1,840,434)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $16,582,982              $11,046,684
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,879,231)             $(7,346,085)
  Class B                                                            (602,123)              (1,070,603)
  Class C                                                            (621,780)                (894,805)
  Class I                                                            (260,428)                (349,404)
  Class W                                                             (13,426)                  (1,414)

From net realized gain on investments and
foreign currency transactions
  Class A                                                          (2,544,402)              (3,509,973)
  Class B                                                            (285,973)                (600,282)
  Class C                                                            (296,017)                (498,958)
  Class I                                                            (115,709)                (179,187)
  Class W                                                              (1,961)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(10,621,050)            $(14,450,711)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $55,258,353              $91,679,713
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $61,220,285              $88,275,686
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            202,897,316              114,621,630
At end of period (including accumulated distributions in
excess of net investment income of $510,667 and $311,178,
respectively)                                                    $264,117,601             $202,897,316
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                    YEARS ENDED 7/31
                                           ENDED      -------------------------------------------------------------------------
CLASS A                                  1/31/07             2006            2005            2004            2003          2002
                                     (UNAUDITED)
Net asset value,
beginning of period                       $13.67           $13.90          $12.43          $12.14          $10.16        $10.02
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.44            $0.72           $0.83           $0.80           $0.76         $1.04
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  0.60             0.31            1.76            0.77            2.21          0.12
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.04            $1.03           $2.59           $1.57           $2.97         $1.16
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.45)          $(0.81)         $(0.81)         $(0.80)         $(0.97)       $(1.02)
  From net realized gain on
  investments and foreign currency
  transactions                             (0.19)           (0.45)          (0.31)          (0.48)          (0.02)           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                              $(0.64)          $(1.26)         $(1.12)         $(1.28)         $(0.99)       $(1.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $14.07           $13.67          $13.90          $12.43          $12.14        $10.16
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  7.70(n)          7.70           21.53           13.27           30.36         11.70
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      1.49(a)          1.55            1.71            1.91            3.21          9.93
Expenses after expense reductions(f)        1.39(a)          1.40            1.40            1.41            1.41          0.32
Net investment income                       6.23(a)          5.25            6.28            6.37            6.43          9.78
Portfolio turnover                            67              156             193             228             254           364
Net assets at end of period
(000 Omitted)                           $207,568         $155,137         $82,456         $23,690          $8,495          $345
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                       SIX MONTHS                                    YEARS ENDED 7/31
                                            ENDED      -----------------------------------------------------------------------
CLASS B                                   1/31/07            2006            2005            2004           2003       2002(i)
                                      (UNAUDITED)
Net asset value,
beginning of period                        $13.71          $13.94          $12.45          $12.17         $10.15        $11.30
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.39           $0.63           $0.73           $0.72          $0.65         $0.12
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.60            0.29            1.78            0.74           2.24         (1.12)(g)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.99           $0.92           $2.51           $1.46          $2.89        $(1.00)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.40)         $(0.70)         $(0.71)         $(0.70)        $(0.85)       $(0.15)
  From net realized gain on
  investments and foreign currency
  transactions                              (0.19)          (0.45)          (0.31)          (0.48)         (0.02)           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.59)         $(1.15)         $(1.02)         $(1.18)        $(0.87)       $(0.15)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $14.11          $13.71          $13.94          $12.45         $12.17        $10.15
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   7.28(n)         6.90           20.79           12.32          29.48         (8.88)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        2.14(a)         2.20            2.37            2.56           3.86         11.52(a)
Expenses after expense reductions (f)        2.14(a)         2.15            2.16            2.16           2.16          2.21(a)
Net investment income                        5.51(a)         4.54            5.51            5.63           5.67          7.65(a)
Portfolio turnover                             67             156             193             228            254           364
Net assets at end of period
(000 Omitted)                             $21,353         $20,511         $16,623          $8,680         $5,095          $181
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

                                       SIX MONTHS                                    YEARS ENDED 7/31
                                            ENDED      -----------------------------------------------------------------------
CLASS C                                   1/31/07            2006            2005            2004           2003       2002(i)
                                      (UNAUDITED)
Net asset value,
beginning of period                        $13.72          $13.95          $12.47          $12.17         $10.15        $11.30
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.38           $0.62           $0.73           $0.71          $0.68         $0.13
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.60            0.30            1.77            0.77           2.21         (1.13)(g)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.98           $0.92           $2.50           $1.48          $2.89        $(1.00)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.40)         $(0.70)         $(0.71)         $(0.70)        $(0.85)       $(0.15)
  From net realized gain on
  investments and foreign currency
  transactions                              (0.19)          (0.45)          (0.31)          (0.48)         (0.02)           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.59)         $(1.15)         $(1.02)         $(1.18)        $(0.87)       $(0.15)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $14.11          $13.72          $13.95          $12.47         $12.17        $10.15
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   7.21(n)         6.89           20.68           12.49          29.43         (8.89)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)       2.14(a)         2.19            2.36            2.56           3.86         11.52(a)
Expenses after expense reductions (f)        2.14(a)         2.15            2.15            2.16           2.16          2.21(a)
Net investment income                        5.39(a)         4.47            5.50            5.67           5.59          7.11(a)
Portfolio turnover                             67             156             193             228            254           364
Net assets at end of period
(000 Omitted)                             $22,802         $21,254         $10,247          $4,235         $1,095           $19
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                     YEARS ENDED 7/31
                                       SIX MONTHS
                                            ENDED        ---------------------------------------------------------------------
CLASS I                                   1/31/07            2006            2005            2004           2003          2002
                                      (UNAUDITED)
Net asset value,
beginning of period                        $13.65          $13.88          $12.41          $12.12         $10.15        $10.01
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $0.46           $0.76           $0.86           $0.83          $0.84         $1.05
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.60            0.30            1.76            0.77           2.15          0.12
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.06           $1.06           $2.62           $1.60          $2.99         $1.17
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.47)         $(0.84)         $(0.84)         $(0.83)        $(1.00)       $(1.03)
  From net realized gain on
  investments and foreign currency
  transactions                              (0.19)          (0.45)          (0.31)          (0.48)         (0.02)           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.66)         $(1.29)         $(1.15)         $(1.31)        $(1.02)       $(1.03)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $14.05          $13.65          $13.88          $12.41         $12.12        $10.15
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      7.83(n)         7.97           21.86           13.56          30.70         11.76
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)       1.14(a)         1.19            1.37            1.56           2.86          9.65
Expenses after expense reductions (f)        1.14(a)         1.15            1.16            1.16           1.16          0.34
Net investment income                        6.46(a)         5.56            6.46            6.62           7.23          9.62
Portfolio turnover                             67             156             193             228            254           364
Net assets at end of period
(000 Omitted)                              $9,796          $5,894          $5,295          $3,749         $4,055        $1,940
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                              SIX MONTHS           YEAR ENDED
CLASS W                                                                    ENDED 1/31/07           7/31/06(i)
                                                                             (UNAUDITED)
Net asset value, beginning of period                                              $13.67               $13.72
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                        $0.36                $0.16
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                          0.69(g)             (0.02)(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $1.05                $0.14
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                      $(0.46)              $(0.19)
  From net realized gain on investments and foreign currency transactions          (0.19)                  --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(0.65)              $(0.19)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $14.07               $13.67
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             7.77(n)              1.07(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                              1.23(a)              1.29(a)
Expenses after expense reductions (f)                                               1.23(a)              1.25(a)
Net investment income                                                               5.75(a)              4.77(a)
Portfolio turnover                                                                    67                  156
Net assets at end of period (000 Omitted)                                         $2,600                 $101
-------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 31, 2002 (Classes B, and C) and May 1, 2006 (Class W)
    through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on affecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions

                                                       NUMBER OF       PREMIUMS
                                                       CONTRACTS       RECEIVED

Outstanding, beginning of period                              --            $--
Options written                                                1         17,930
                                                  -----------------------------
Outstanding, end of period                                     1        $17,930
                                                  -----------------------------

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

HYBRID INSTRUMENTS - The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                        7/31/06

Ordinary income (including any short-term capital gains)            $13,223,671
Long-term capital gain                                                1,227,040
-------------------------------------------------------------------------------
Total distributions                                                 $14,450,711
-------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 1/31/07

          Cost of investments                           $255,161,626
          ----------------------------------------------------------
          Gross appreciation                               7,675,709
          Gross depreciation                                (778,778)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $6,896,931

          AS OF 7/31/06
          Undistributed ordinary income                    1,556,087
          Undistributed long-term capital gain             1,335,131
          Other temporary differences                       (916,446)
          Net unrealized appreciation (depreciation)       1,170,225

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended January 31, 2007, the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through November 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended January 31, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $38,109 for the six months ended January 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.25%            $321,441
Class B                             0.75%              0.25%              1.00%             1.00%             106,938
Class C                             0.75%              0.25%              1.00%             1.00%             110,457
Class W                             0.10%                 --              0.10%             0.10%                 221
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $539,057

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    January 31, 2007 based on each class' average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through November 30, 2007. For the six months ended
    January 31, 2007, this waiver amounted to $91,840 and is reflected as a reduction of total expenses in the
    Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $1,382
              Class B                                     17,603
              Class C                                      4,097

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2007, the fee was $95,696, which equated to 0.0813% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the six months ended January 31, 2007, the sub-accounting fee for SRS was $799, which equated to 0.001% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended January 31, 2007, these out-of-pocket and sub-accounting costs amounted to $42,487. The fund may also pay shareholder servicing related costs directly to non- related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
January 31, 2007 was equivalent to an annual effective rate of 0.0212% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended January 31, 2007, the fee paid to Tarantino LLC was $932. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $594, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $183,512,145 and $148,011,771, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                      1/31/07                         7/31/06(i)
                                              SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     5,003,034      $70,145,323       9,624,978      $132,600,141
  Class B                                       184,283        2,589,269         911,433        12,585,957
  Class C                                       319,582        4,512,819       1,220,861        16,959,165
  Class I                                       287,885        4,042,019         118,097         1,623,791
  Class W                                       179,235        2,541,801           7,289           100,000
-----------------------------------------------------------------------------------------------------------
                                              5,974,019      $83,831,231      11,882,658      $163,869,054

Shares issued to shareholders in
reinvestment of distributions
  Class A                                       512,767       $7,201,684         642,725        $8,779,599
  Class B                                        49,791          701,502          90,485         1,239,565
  Class C                                        32,824          462,501          50,503           691,814
  Class I                                        20,422          286,498          35,134           479,938
  Class W                                         1,090           15,335             105             1,414
-----------------------------------------------------------------------------------------------------------
                                                616,894       $8,667,520         818,952       $11,192,330

Shares reacquired
  Class A                                    (2,110,075)    $(29,514,749)     (4,848,830)     $(66,234,048)
  Class B                                      (216,940)      (3,052,620)       (698,557)       (9,470,423)
  Class C                                      (285,870)      (4,034,650)       (456,442)       (6,270,181)
  Class I                                       (42,730)        (597,041)       (102,865)       (1,407,019)
  Class W                                        (2,928)         (41,338)             --                --
-----------------------------------------------------------------------------------------------------------
                                             (2,658,543)    $(37,240,398)     (6,106,694)     $(83,381,671)

Net change
  Class A                                     3,405,726      $47,832,258       5,418,873       $75,145,692
  Class B                                        17,134          238,151         303,361         4,355,099
  Class C                                        66,536          940,670         814,922        11,380,798
  Class I                                       265,577        3,731,476          50,366           696,710
  Class W                                       177,397        2,515,798           7,394           101,414
-----------------------------------------------------------------------------------------------------------
                                              3,932,370      $55,258,353       6,594,916       $91,679,713

(i) For the period from the class' inception, May 1, 2006 (Class W), through the stated period end.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2007, the fund's commitment fee and interest expense were $646 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------


* Print name and title of each signing officer under his or her signature.